2002
                                                                     Annual
                                                                     Report
                                                                October 31, 2002



TD Waterhouse Family of Funds, Inc.

        o Money Market Portfolio
        o U.S. Government Portfolio
        o Municipal Portfolio
        o California Municipal Money Market Portfolio
        o New York Municipal Money Market Portfolio


                                     [LOGO]


             TD Waterhouse Investor Services, Inc. Member NYSE/SIPC.

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
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                                                 TD WATERHOUSE FAMILY OF FUNDS, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS                                                                          EXECUTIVE OFFICERS
       George F. Staudter                        Lawrence J. Toal                         George O. Martinez*
       Director of Koger Equity, Inc.            Retired Chairman, President              President and
       Independent Financial Consultant          and CEO of Dime Savings Bank             Chief Executive Officer
                                                 and Former President and CEO
                                                 Dime Bancorp, Inc.

       Richard W. Dalrymple                      Peter B. M. Eby                          Mary Nelson*
       Chief Operating Officer of                Corporate Director of                    Treasurer and
       National Center for                       George Weston Ltd.                       Chief Financial Officer
       Disability Services
       *Affiliated person of the Distributor
       +Interested Director


                                       TD WATERHOUSE ASSET MANAGEMENT, INC.
                                     BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS
       Frank J. Petrilli                         Richard H. Neiman
       Chairman, President, Chief                Executive Vice President,
       Operating Officer, and Chief              General Counsel and Secretary
       Executive Officer






       SENIOR OFFICERS
       David A. Hartman                          B. Kevin Sterns                          Michele R. Teichner
       Senior Vice President and                 Executive Vice President,                Senior Vice President
       Chief Investment Officer                  Chief Financial Officer                  Compliance, Administration
                                                 and Treasurer                            and Operations



                                                  SERVICE PROVIDERS


INVESTMENT MANAGER                              TRANSFER AGENT                          INDEPENDENT AUDITORS
TD Waterhouse Asset Management, Inc.            National Investor Services Corp.        Ernst & Young LLP
100 Wall Street                                 55 Water Street                         5 Times Square
New York, NY 10005                              New York, NY 10041                      New York, NY 10036

ADMINISTRATOR &                                 CUSTODIAN                               LEGAL COUNSEL
SHAREHOLDER SERVICING                           The Bank of New York                    Shearman & Sterling
TD Waterhouse Investor Services, Inc.           100 Church Street                       599 Lexington Avenue
100 Wall Street                                 New York, NY 10286                      New York, NY 10022
New York, NY 10005
Customer Service Department                     DISTRIBUTOR                             INDEPENDENT DIRECTORS COUNSEL
1-800-934-4448                                  Funds Distributor, Inc.                 Willkie Farr & Gallagher
                                                60 State Street                         787 Seventh Avenue
                                                Boston, MA 02109                        New York, NY 10019


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                       TD WATERHOUSE FAMILY OF FUNDS, INC.

[GRAPHIC OMITTED]
                     Stay the Course
                     With Investment Basics



DEAR SHAREHOLDER:

Iam pleased to provide you with the TD Waterhouse Family of Funds (the "Fund") annual report for the fiscal year ended October 31, 2002.

While 2002 was a year of continued uncertainty in the markets and geopolitical events, it may well prove to be a year in which investors who stuck with the basic principles of investing prepared the foundation for future gain.

Key among these basic principles is that of keeping an eye on one's individual goals and time horizons, rather than on fleeting market conditions. And that's where money market funds can come in handy. They can help you manage overall portfolio asset allocation by keeping ready cash available for an opportune investment.

Money market funds can also help you limit the vulnerability of your portfolio by diversifying your assets. When you spread the risk among a number of different investments -- including money market funds -- you can adjust your portfolio mix to maximize performance with an acceptable risk level.

While each of our money market funds pursues its own investment objective through distinct strategies, each is designed for short-term investing and provides ample diversification to keep risk at a tolerable level.

By investing in TD Waterhouse proprietary funds you've taken a major step towards building a portfolio designed to meet your financial goals. On behalf of all of us at TD Waterhouse, we appreciate your faith in our commitment to help you manage your money successfully.

If you have any questions, please call us at 1-800-934-4448. As always, we thank you for your business.



/s/ Frank J. Petrilli

Frank J. Petrilli
President and Chief Executive Officer
TD Waterhouse USA

December 16, 2002


For a prospectus containing more complete information about the funds, please call 1-800-934-4448. Please read it carefully before investing or sending money.


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                       TD WATERHOUSE FAMILY OF FUNDS, INC.


[GRAPHIC OMITTED]
                     Commentary



MARKET REVIEW

While financial data were mixed during the six months ending October 31, 2002, overall the outlook remained positive as signs generally pointed to better economic times ahead. However, financial markets continued to worry about war with Iraq and the potential for more terrorist attacks on U.S. soil. Investor confidence was further eroded by a growing distrust of corporations after revelations of irregular accounting practices at prominent companies like telecommunications giant WorldCom and energy titan Enron.

As a result, stocks were down sharply for the six-month period despite a strong rebound in October. Technology-related shares in particular came under heavy selling pressure on concerns the strength of the economic recovery may fall short of expectations and hold back business spending on new equipment.

In contrast, bonds produced solid results as yields fell across all maturities, lifting prices and putting bonds on course to outperform stocks for a third year in a row. That has not happened since 1939-1941. In addition to tame inflation, low interest rates, and tempered economic growth, bonds benefited from the weakness in equity markets, as investors turned to fixed income investments as a relative safe haven amid all the economic and geopolitical uncertainty.

Economic growth has been uneven this year, rising an annualized 6.1% in the first quarter, 1.3% in the second, and 4.0% in the third. These oscillations reflect the mixed data. Industrial production began to fall in September, while the recovery in the manufacturing sector, another key indicator of economic health, stalled for a fourth month in October after several months of gathering steam earlier in the year. Meanwhile, capacity utilization remains near recessionary lows, suggesting it will be some time before firms need to invest in new capital equipment.

Job growth was up and down, too. An increase of 6,000 jobs was initially reported for July only to be raised later to 67,000, while the first August number was eventually revised upward from 39,000 to 107,000 new positions. That trend reversed as 13,000 jobs were lost in September and 5,000 eliminated in October. The recent decline in initial jobless claims could set the stage for a return to modest job gains in the near term.

At the same time, housing starts continued at a robust pace, surging in September to a 16-year high as mortgage rates hovered near their lowest levels in three decades. And record levels of mortgage refinancing were still providing some stimulus to the broader economy. Indeed, the consumer, who has been the mainstay of the economy the past year and a half, has generally held in. Overall gains in income, including increases in hourly wages as well as cash from mortgage refinancing, have fueled spending. Retail sales were strong throughout the period.

In the view of the Federal Reserve Open Market Committee ("Federal Reserve"), the economy is not down and out, it has just "hit a soft patch." Therefore, committee members voted unanimously in the first week of November to cut interest rates by a bigger-than-anticipated one-half of a percentage point. That pushed the target Federal Funds rate to a 40-year low of 1.25%. The central bank noted its concern that the economy was being held back by the uncertainty surrounding the mixed data and geopolitical risks, and that it could use a shot in the arm to bolster confidence.


OUTLOOK

Investors became more optimistic after the Federal Reserve trimmed interest rates in November. This latest cut may be enough to keep the recovery on track, but if not, subdued inflation gives the Federal Reserve leeway to reduce rates again. Another source of investor encouragement came from the Republicans' winning control of Congress in November's mid-term elections. This should provide President Bush with the necessary backing for more tax cuts to help jump-start the economy.



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Still,  there  remain  some  potential  risks  going  forward,  such as wavering consumer confidence and anemic business investment. But we believe the economy should avoid a double-dip recession. Inflation and interest rates remain low, while employment and inventories are improving. That, along with the recent interest rate cuts, could go a long way in sustaining a turnaround. We expect the recovery to plod along, which is likely to keep the Federal Reserve on the sidelines well into 2003.


/s/ David A. Hartman

David A. Hartman
Senior Vice President and
Chief Investment Officer
TD Waterhouse Asset Management, Inc.

December 16, 2002



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                      TD Waterhouse Family of Funds, Inc.


                       PORTFOLIO SUMMARIES AS OF 10/31/02

                                                     Money Market                                 U.S. Government

                                                     Invests in high-quality money        Invests in securities that are issued or
                                                     market securities.                   guaranteed by the U.S. Government or
                                                                                          its agencies.
          Seven-Day Yield*                                  1.16%                         1.08%
          Seven-Day Effective Yield*                        1.17%                         1.09%

          Maturity Composition
          Average maturity is                        Average Maturity: 54 days            Average Maturity: 49 days
          the weighted average                       1-30 days           59.4%            1-30 days                40.9%
          of the number of days                      31-60 days          14.0%            31-60 days               29.9%
          to the maturity date                       61-90 days          12.0%            61-90 days                7.5%
          or earliest date to put                    Over 90 days        14.6%            Over 90 days             21.5%
          or demand the principal
          and interest of a
          security.


          Portfolio Composition                      By Security Type                         By Security Type

          All figures are shown
          as a percentage of the
          Portfolio's investments.                [PIE CHART GRAPHIC OMITTED]              [PIE CHART GRAPHIC OMITTED]
          All of the Portfolio's
          securities are in the top
          tier of credit quality.
                                                  1.  56.0%  Corporate                    1.  60.3%    Agency Obligations
                                                             Obligations                  2.  38.9%    U.S. Government Obligations/
                                                  2.  31.5%  Bank Obligations                          Repurchase Agreements
                                                  3.   8.2%  Taxable Municipal            3.   0.8%    Other Obligations
                                                             Commercial Paper
                                                  4.   4.1%  Government Obligations/
                                                             Repurchase Agreements
                                                  5.   0.2%  Other Obligations



* The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results. A portion of the Portfolio's expenses was reduced during the reporting period. Without this reduction, the Portfolio's seven-day yield would have been: Money Market:
   1.03%; U.S. Government: 0.92%; Municipal: 0.97%; California Municipal Money
   Market: 0.82%; New York Municipal Money Market: 0.82% and the seven-day effective yield would have been: Money Market: 1.04%; U.S. Government:
   0.93%; Municipal: 0.98%; California Municipal Money Market: 0.82%; New York
   Municipal Money Market: 0.83%

** Income may be subject to federal alternative minimum tax.


TDW #3202A Rev. 12/02



 6


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                      TD Waterhouse Family of Funds, Inc.


                       PORTFOLIO SUMMARIES AS OF 10/31/02




             Municipal                                 California Municipal                       New York Municipal
                                                          Money Market                                Money Market

Invests primarily in high quality municipal     Invests primarily in high-quality           Invests primarily in high-quality
securities that pay dividends exempt from       municipal securities that pay dividends     municipal securities that pay dividends
Federal income taxes.**                         exempt from Federal and CA State income     exempt from Federal, NY State and NYC
                                                taxes.**                                    income taxes.**

                1.15%                                            1.11%                                       1.14%

                1.16%***                                         1.11%***                                    1.15%***

   Average Maturity: 46 days                       Average Maturity: 29 days                 Average Maturity: 28 days
   1-30 days                 79.2%                 1-30 days                 83.9%          1-30 days                    84.1%
   31-60 days                 1.2%                 31-60 days                 1.6%          31-60 days                    3.7%
   61-90 days                 0.7%                 61-90 days                 2.8%          61-90 days                    3.0%
   Over 90 days              18.9%                 Over 90 days              11.7%          Over 90 days                  9.2%



           By Security Type                                 By Security Type                           By Security Type


      [PIE CHART GRAPHIC OMITTED]                      [PIE CHART GRAPHIC OMITTED]              [PIE CHART GRAPHIC OMITTED]

 1.  67.5%   7-Day Demand Notes               1.   71.6%  7-Day Demand Notes              1.  80.3%   7-Day Demand Notes
 2.  11.8%   Put Bonds                        2.   10.6%  Tax -Exempt Commercial Paper    2.   6.6%   Tax -Exempt Commercial Paper
 3.   9.4%   Tax -Exempt Notes                3.    4.7%  Tax -Exempt Notes               3.   4.8%   Tax -Exempt Bonds
 4.   6.8%   Tax -Exempt Commercial Paper     4.    4.2%  Tax -Exempt Bonds               4.   4.7%   Tax -Exempt Notes
 5.   3.5%   Tax -Exempt Bonds                5.    4.1%  Put Bonds                       5.   3.2%   Daily Demand Notes
 6.   0.5%   Daily Demand Notes               6.    2.8%  Daily Demand Notes              6.   0.4%   Other Obligations
 7.   0.5%   Other Obligations                7.    2.0%  Other Obligations               7.   0.0%   Put Bonds






*** Taxable-equivalent yield for the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios is 1.89%, 1.99% and 2.10%, respectively. This is assuming a 2002 maximum tax rate of 38.6% federal for the Municipal Portfolio, 44.31% federal and state for the California Municipal Money Market Portfolio, and 45.05% federal, state and city for the New York Municipal Money Market Portfolio.

                                                                               7




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Director and Officer Information (Unaudited)

The following table contains information regarding the Fund's Directors and Officers. Directors who are not deemed to be "interested persons" of the Fund, as defined in the Investment Company Act of 1940 as amended (the "1940 Act"), are referred to as "Independent Directors." A Director who is deemed to be an "interested person" of the Fund is referred to as an "Interested Director." "Fund Complex" includes the Fund, TD Waterhouse Trust and National Investors Cash Management Fund, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer
Service,   100  Wall  Street,   New  York,   New  York  10005,   or  by  calling
1-800-934-4448.



                                                                                                         Number of
                                                   Term of                                              Portfolios
                                                 Office with                 Principal                    in Fund          Other
                                Position(s)       Fund and                 Occupation(s)                  Complex      Directorships
        Name, Address            Held with        Length of                 During Past                  Overseen         Held by
           And Age               the Fund       Time Served+                  5 Years                   by Director     Director++

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Independent Directors+++
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
   RICHARD W. DALRYMPLE          Director           Since       Chief Operating Officer of               17           None
                                                   9/8/99       National Center for Disability
   National Center for                                          Services since 2001; President of
   Disability Services 201 IU                                   Teamwork Management, Inc. from
   Willets Road Albertson, NY                                   1996 through2001; Trustee of The
   11507-1599                                                   Shannon McCormack Foundation since
                                                                1988, the Kevin Scott Dalrymple
   Age 59                                                       Foundation since 1993; Director of
                                                                Dime Bancorp, Inc. from 1990
                                                                through January 2002.


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   LAWRENCE J. TOAL              Director           Since       President and Chief Executive Officer     13          SBLI
                                                   9/8/99       of Dime Bancorp, Inc. from January                 (USA) Inc.
   447 East 57th Street                                         1997 through February 2002 and
   New York, NY 10022                                           Chairman, President, and Chief
                                                                Executive Officer ofThe Dime Savings
   Age 65                                                       Bank of New York, FSB from January
                                                                1997 to February 2002, and President
                                                                and Chief Executive Officerfrom
                                                                February 1991 to December 1996.


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   PETER B.M. EBY                Director           Since      Vice Chairman and Director of        17   Director of Leons Furniture
                                                   6/6/02      Nebitt Burns Inc.until October            Limited since May 1977;
   6 Corrigan Close                                            1998.                                     Director of Westfair Foods
   Toronto, Ontario                                                                                      Limited since May 1999;
   Canada, M4N 3U6                                                                                       Director of George Weston
                                                                                                         Ltd. since May 2002;
   Age 64                                                                                                Director of Sixty Split
                                                                                                         Corp. since March 2001.

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Interested Director
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   GEORGE F. STAUDTER++++        Chairman           Since      Managerial and Financial Consultant,  13      Director of Koger
                               and Director        9/8/99      renderingi nvestment management, tax               Equity, Inc.
   8005 Beech Tree Court                                       and estate planning services to
   Suffolk, VA 23433                                           individual clients, and strategic
                                                               planning advice to corporate clients
                                                               since 1989; Director of
   Age 71                                                      Waterhouse Investor Services, Inc.
                                                               from 1987 to 1996.



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8

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                                                   Term of
                                                 Office with                               Principal
                                Position(s)       Fund and                               Occupation(s)
        Name, Address            Held with        Length of                               During Past
           And Age               the Fund       Time Served+                                5 Years

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Officers Who Are Not Directors
------------------------------------------------------------------------------------------------------------------------------------

   GEORGE O. MARTINEZ            President       Since     Since August 2002, Senior Vice President - Client Services of BISYS Fund
                                    and         6/5/02     Services; since June 2001, Chief Executive Officer and President of
   c/o BISYS Fund Services         Chief                   FundWatchDog Service LLC; from June 2000 to June 2001, Senior Vice
   60 State Street, Suite 1300   Executive                 President and Senior Managing Counsel of State Street Corporation of
   Boston, MA 02109               Officer                  Boston; from March 1998 to May 2000, National Director of Investment
                                                           Management and Regulatory Consulting of Arthur Anderson; and from March
   Age 43                                                  1995 to February 1998, Senior Vice President and Director of
                                                           Administration and Regulatory Services of BISYS Fund Services.


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   MARY A. NELSON                Treasurer       Since    Since April 2001, Senior Vice President of BISYS Fund Services, Inc.;
                                    and         9/8/99    from August 1994 to April 2001, Senior Vice President and Director
   c/o BISYS Fund Services         Chief                  of Financial Services at Funds Distributor, Inc.
   60 State Street, Suite 1300   Financial
   Boston, MA 02109               Officer

   Age 38
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   MICHELE R. TEICHNER        Vice President     Since    Since August 1996, Senior Vice President - Compliance, Administration and
                                   and          11/2/99   Operations of TD Waterhouse Asset Management, Inc. and TD Waterhouse
   c/o TD Waterhouse             Assistant                since June 1997.
   100 Wall Street               Secretary
   New York, NY 10005

   Age 43
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   THOMAS J. TEXTOR           Vice President     Since    Since November 1999, Chief Compliance Officer of TD Waterhouse; from
                                    and         1/4/99    1995 to 1997, Vice President and Administrative Manager of
   c/o TD Waterhouse             Assistant                Prudential Securities, Inc.
   100 Wall Street               Treasurer
   New York, NY 10005

   Age 45
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


+ There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.

++ In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in other investment companies registered under the 1940 Act, as of January 31, 2002. This does not include directorships held by a Director in the Fund Complex.

+++ Carolyn B. Lewis was an Independent Director from September 8, 1999 until January 14, 2002.

++++ Mr. Staudter is considered an "interested person" of the Fund under the 1940 Act because his position as Director is paid by TD Waterhouse Asset Management, Inc.



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                         ---------------------------------
                                TABLE OF CONTENTS
                         ---------------------------------

        Statements of Assets and Liabilities..........................11


        Statements of Operations......................................12


        Statements of Changes in Net Assets...........................13


        Financial Highlights..........................................15


        Notes to Financial Statements.................................19


        Money Market Portfolio
           Schedule of Investments....................................23


        U.S. Government Portfolio
           Schedule of Investments....................................29


        Municipal Portfolio
           Schedule of Investments....................................31


        California Municipal Money Market Portfolio
           Schedule of Investments....................................38


        New York Municipal Money Market Portfolio
           Schedule of Investments....................................40


        Notes to Schedules of Investments.............................42


        Report of Independent Auditors................................43


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
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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.

                                       STATEMENTS OF ASSETS AND LIABILITIES
                                                 October 31, 2002

                                                                                                      California        New York
                                                                                                       Municipal        Municipal
                                                    Money             U.S.                               Money            Money
                                                   Market          Government        Municipal          Market           Market
                                                  Portfolio         Portfolio        Portfolio         Portfolio        Portfolio
                                               --------------   --------------    --------------    --------------   --------------
  ASSETS
    Investments in securities, at value
      (including repurchase agreements of
      $259,406,000, $451,302,000, $0, $0,
      and $0, respectively) (Note 2)           $8,820,486,419   $1,468,652,014    $  669,799,942     $ 251,312,171   $  148,799,694
    Cash                                                   11              686           252,046         4,508,971          130,027
    Interest receivable                            22,237,396        1,205,175         2,840,984           682,057          432,792
                                               --------------   --------------    --------------    --------------   -------------
             TOTAL ASSETS                       8,842,723,826    1,469,857,875       672,892,972       256,503,199      149,362,513

  LIABILITIES
    Payable for securities purchased              242,500,000      198,040,641                --                --               --
    Payable to Investment Manager and its
      affiliates (Note 3)                           5,458,506          802,538           415,914           130,152           74,089
    Accrued expenses and other liabilities            785,491          250,851           109,482            27,163           13,964
    Dividends payable to shareholders                 273,617           38,738            21,366             7,337            4,856
                                               --------------   --------------    --------------    --------------   --------------
             TOTAL LIABILITIES                    249,017,614      199,132,768           546,762           164,652           92,909
                                               --------------   --------------    --------------    --------------   --------------

  NET ASSETS                                   $8,593,706,212   $1,270,725,107    $  672,346,210     $ 256,338,547   $  149,269,604
                                               ==============   ==============    ==============    ==============   ==============
    Net assets consist of:
    Paid-in-capital                            $8,592,830,937   $1,270,689,847    $  672,348,005     $ 256,338,961   $  149,270,616
    Accumulated net realized gains (losses)
      from security transactions                      875,275           35,260            (1,795)             (414)          (1,012)
                                               --------------   --------------    --------------    --------------   --------------
    Net assets, at value                       $8,593,706,212   $1,270,725,107    $  672,346,210     $ 256,338,547   $  149,269,604
                                               ==============   ==============    ==============    ==============   ==============
    Shares  outstanding  ($.0001 par value
      common  stock,  50 billion,  20
      billion, 10 billion, 10 billion and
      10 billion shares
      authorized, respectively)                 8,592,830,937     1,270,689,847      672,348,005       256,338,961      149,270,616
                                               ==============   ==============    ==============    ==============   ==============
    Net asset value, redemption price and
      offering price per share (Note 2)        $         1.00    $        1.00    $         1.00    $         1.00   $        1.00
                                               ==============   ==============    ==============    ==============   ==============



                                               PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                                                                                      11


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
------------------------------------------------------------------------------------------------------------------------------------

                                        TD WATERHOUSE FAMILY OF FUNDS, INC.

                                             STATEMENTS OF OPERATIONS
                                        For the Year Ended October 31, 2002

                                                                                                      California        New York
                                                                                                       Municipal        Municipal
                                                    Money             U.S.                               Money            Money
                                                   Market          Government        Municipal          Market           Market
                                                  Portfolio         Portfolio        Portfolio         Portfolio        Portfolio
                                               --------------   --------------    --------------    --------------   --------------
       INVESTMENT INCOME
         Interest income                       $  182,654,511    $  25,695,685    $   11,422,802    $    3,671,337   $    2,184,034
                                               --------------   --------------    --------------    --------------   --------------
       EXPENSES
         Investment management fees (Note 3)       27,326,322        4,213,980         2,309,038           847,332          504,092
         Shareholder servicing fees (Note 3)       20,474,437        3,024,988         1,649,317           605,238          360,066
         Transfer agent fees (Note 3)              16,379,729        2,420,017         1,319,468           484,196          288,056
         Administration fees (Note 3)               8,189,715        1,209,986           659,722           242,093          144,025
         Shareholder reports and mailing              747,197           78,740            35,435            12,293            9,933
         Custody fees (Note 2)                        411,561          146,045            44,257            32,419           14,188
         Registration fees                            297,581          160,248           111,658            35,831           48,800
         Professional fees                             95,780           17,772            13,684            12,303           15,393
         Directors' fees                                6,756            6,954             6,954             6,955            6,955
         Other expenses                               110,514           24,873            19,421             6,098            4,900
                                               --------------   --------------    --------------    --------------   --------------
         TOTAL EXPENSES                            74,039,592       11,303,603         6,168,954         2,284,758        1,396,408

       Fees waived by the Investment Manager
         and its affiliates (Note 3)              (11,306,223)      (2,035,529)       (1,182,134)         (711,138)        (460,235)
                                               --------------   --------------    --------------    --------------   --------------
         NET EXPENSES                              62,733,369        9,268,074         4,986,820         1,573,620          936,173
                                               --------------   --------------    --------------    --------------   -------------

         NET INVESTMENT INCOME                    119,921,142       16,427,611         6,435,982         2,097,717        1,247,861
                                               --------------   --------------    --------------    --------------   --------------

       NET REALIZED GAINS (LOSSES)
         FROM SECURITY TRANSACTIONS                   878,058           35,022            (1,634)               --             (462)
                                               --------------   --------------    --------------    --------------   --------------

       NET INCREASE IN NET ASSETS
         FROM OPERATIONS                       $  120,799,200    $  16,462,633    $    6,434,348    $    2,097,717   $    1,247,399
                                               ==============   ==============    ==============    ==============   ==============



                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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12


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                                   TD WATERHOUSE FAMILY OF FUNDS, INC.


                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                Money                          U.S.
                                               Market                       Government                     Municipal
                                              Portfolio                      Portfolio                     Portfolio

                                        Year            Year            Year            Year             Year             Year
                                        Ended           Ended           Ended           Ended            Ended            Ended
                                     October 31,     October 31,     October 31,     October 31,      October 31,      October 31,
                                        2002            2001            2002            2001             2002             2001
                                   -------------   -------------   -------------    ------------     -------------   --------------
OPERATIONS:
   Net investment income           $ 119,921,142   $  308,649,037  $  16,427,611    $ 42,111,061     $   6,435,982   $   16,249,737
   Net realized gains (losses)
      from security transactions         878,058          356,508         35,022          55,795            (1,634)           9,515
                                   -------------   --------------  -------------    ------------     --------------  --------------
   Net increase in net
        assets from operations       120,799,200      309,005,545     16,462,633      42,166,856         6,434,348       16,259,252
                                   -------------   --------------   -------------    ------------     -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income       (120,050,715)    (308,649,037)   (16,481,662)    (42,111,061)       (6,435,982)     (16,249,737)
                                   -------------   --------------   -------------    ------------     ------------    ------------
CAPITAL SHARE TRANSACTIONS
($1.00 PER SHARE):
   Proceeds from shares sold      23,615,949,725   24,732,158,302  3,394,996,984    3,432,360,673    1,703,350,971    1,842,165,966
   Shares issued in reinvestment
       of dividends                  120,280,012      309,153,691     16,515,443       42,182,234        6,443,874       16,272,478
   Payments for shares redeemed  (22,980,764,312) (23,360,039,688) (3,322,435,096) (3,184,731,235)  (1,686,203,172)  (1,733,259,688)
                                   -------------   -------------   -------------    ------------     -------------   ---------------
   Net increase in net assets
  from capital share transactions    755,465,425    1,681,272,305     89,077,331      289,811,672       23,591,673      125,178,756
                                   -------------   -------------   -------------    ------------     -------------   --------------

TOTAL INCREASE IN NET ASSETS         756,213,910    1,681,628,813     89,058,302      289,867,467       23,590,039      125,188,271

NET ASSETS:
   Beginning of period             7,837,492,302    6,155,863,489  1,181,666,805      891,799,338      648,756,171      523,567,900
                                   -------------   -------------   -------------    ------------     -------------   --------------

   End of period                  $8,593,706,212   $7,837,492,302  $1,270,725,107  $1,181,666,805    $ 672,346,210   $  648,756,171
                                   =============   =============   =============    =============    =============   =============


                                  PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                                                                                            13



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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.

                                        STATEMENTS OF CHANGES IN NET ASSETS
                                                    (CONCLUDED)

                                                        California Municipal                     New York Municipal
                                                            Money Market                            Money Market
                                                              Portfolio                               Portfolio

                                                     Year                Year                Year                  Year
                                                     Ended               Ended               Ended                 Ended
                                                  October 31,         October 31,         October 31,           October 31,
                                                     2002                2001                2002                  2001
                                               --------------      --------------       --------------        -------------

OPERATIONS:
   Net investment income                       $    2,097,717     $     5,337,511     $      1,247,861     $      2,917,969
   Net realized gains (losses)
      from security transactions                           --               2,147                 (462)                (424)
                                               --------------      --------------       --------------        -------------
   Net increase in net assets from operations       2,097,717           5,339,658            1,247,399            2,917,545
                                               --------------      --------------       --------------        -------------



DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                      (2,097,717)         (5,337,511)          (1,247,861)          (2,917,969)
                                               --------------      --------------       --------------        -------------


CAPITAL SHARE TRANSACTIONS
($1.00 PER SHARE):
   Proceeds from shares sold                      588,651,344         655,258,397          390,694,273          357,076,282
   Shares issued in reinvestment
      of dividends                                  2,099,419           5,346,603            1,247,870            2,922,687
   Payments for shares redeemed                  (565,895,577)       (643,669,704)        (375,565,939)        (327,810,489)
                                               --------------      --------------       --------------        -------------

Net increase in net assets
   from capital share transactions                 24,855,186          16,935,296           16,376,204           32,188,480
                                               --------------      --------------       --------------        -------------

TOTAL INCREASE IN NET ASSETS                       24,855,186          16,937,443           16,375,742           32,188,056

NET ASSETS:
   Beginning of period                            231,483,361         214,545,918          132,893,862          100,705,806
                                               --------------      --------------       --------------        -------------

   End of period                               $  256,338,547      $  231,483,361       $  149,269,604       $  132,893,862
                                               ==============      ==============       ==============        =============


                                               PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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14


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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.


                                               FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                               Money Market Portfolio


                                                  Year              Year             Year              Year             Year
                                                  Ended             Ended            Ended             Ended            Ended
                                               October 31,       October 31,      October 31,       October 31,      October 31,
                                                  2002              2001             2000              1999             1998
                                             --------------   --------------    --------------    --------------   --------------
PER SHARE OPERATING
PERFORMANCE
   Net asset value, beginning of period      $       1.000    $       1.000     $       1.000     $       1.000    $       1.000
                                             --------------   --------------    --------------    --------------   --------------
   Net investment income                             0.015            0.044             0.056             0.044            0.049
                                             --------------   --------------    --------------    --------------   -------------
   Distributions from net investment
     income                                         (0.015)          (0.044)           (0.056)           (0.044)          (0.049)
                                             --------------   --------------    --------------    --------------   --------------

   Net asset value, end of period            $       1.000    $       1.000     $       1.000     $       1.000    $       1.000
                                             ==============   ==============    ==============    ==============   ==============


RATIOS
   Ratio of expenses to average net assets            0.77%            0.75%             0.75%             0.71%            0.75%

   Ratio of net investment income to
     average net assets                               1.46%            4.29%             5.69%             4.44%            4.92%

   Decrease reflected in above expense
     ratio due to waivers/reimbursements
     by the Investment Manager and its
     affiliates (Note 3)                              0.13%            0.17%             0.17%             0.21%            0.15%


SUPPLEMENTAL DATA
   Total investment return (A)                        1.48%            4.45%             5.74%             4.54%            5.04%

   Net assets, end of period                 $8,593,706,212    $7,837,492,302   $6,155,863,489    $4,646,268,591   $2,957,725,894
                                             ==============   ==============    ==============    ==============   ==============

   Average net assets                        $8,190,289,039    $7,201,241,377   $5,519,126,965    $4,035,269,586   $2,302,804,288
                                             ==============    ==============   ==============    ==============   ==============

(A) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                                                                                            15


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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.


                                         FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                              U.S. Government Portfolio


                                                    Year              Year             Year              Year             Year
                                                    Ended             Ended            Ended             Ended            Ended
                                                 October 31,       October 31,      October 31,       October 31,      October 31,
                                                    2002              2001             2000              1999             1998
                                               --------------   --------------    --------------    --------------   --------------

PER SHARE OPERATING
PERFORMANCE
   Net asset value, beginning of period        $       1.000     $      1.000     $       1.000     $       1.000    $       1.000
                                               --------------   --------------    --------------    --------------   --------------

   Net investment income                               0.014            0.042             0.054             0.044            0.048
                                               --------------   --------------    --------------    --------------   --------------

   Distributions from net investment
     income                                           (0.014)          (0.042)           (0.054)           (0.044)          (0.048)
                                               --------------   --------------    --------------    --------------   --------------

   Net asset value, end of period              $       1.000     $      1.000     $       1.000     $       1.000    $        1.000
                                               ==============   ==============    ==============    ==============   ==============


RATIOS
   Ratio of expenses to average net assets              0.77%            0.75%             0.75%             0.75%            0.78%

   Ratio of net investment income to
     average net assets                                 1.36%            4.13%             5.41%             4.40%            4.80%

   Decrease reflected in above expense
     ratio due to waivers/reimbursements
     by the Investment Manager and its
     affiliates (Note 3)                                0.16%            0.19%             0.19%             0.19%            0.11%


SUPPLEMENTAL DATA
   Total investment return (A)                          1.37%            4.31%             5.56%             4.47%            4.91%

   Net assets, end of period                   $1,270,725,107    $1,181,666,805   $ 891,799,338     $ 880,720,253    $  537,403,768
                                               ==============   ==============    ==============    ==============   ==============

   Average net assets                          $1,210,024,354    $1,020,855,050   $ 901,031,857     $ 678,643,185    $  457,821,528
                                               ==============   ==============    ==============    ==============   ==============

(A) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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16




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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.


                                         FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                 Municipal Portfolio


                                                    Year              Year             Year              Year             Year
                                                    Ended             Ended            Ended             Ended            Ended
                                                 October 31,       October 31,      October 31,       October 31,      October 31,
                                                    2002              2001             2000              1999             1998
                                               --------------   --------------    --------------    --------------   --------------
PER SHARE OPERATING
PERFORMANCE
   Net asset value, beginning of period        $       1.000     $      1.000     $       1.000     $       1.000    $       1.000
                                               --------------   --------------    --------------    --------------   --------------

   Net investment income                               0.010            0.027             0.034             0.026            0.029
                                               --------------   --------------    --------------    --------------   --------------

   Distributions from net investment
     income                                            (0.010)         (0.027)           (0.034)           (0.026)          (0.029)
                                               --------------   --------------    --------------    --------------   --------------

   Net asset value, end of period              $       1.000     $      1.000     $       1.000     $       1.000    $       1.000
                                               ==============   ==============    ==============    ==============   ==============

RATIOS
   Ratio of expenses to average net assets              0.76%            0.74%             0.74%             0.74%            0.72%

   Ratio of net investment income to
     average net assets                                 0.98%            2.67%             3.40%             2.56%            2.93%

   Decrease reflected in above expense
     ratio due to waivers/reimbursements
     by the Investment Manager and its
     affiliates (Note 3)                                0.18%            0.20%             0.21%             0.21%            0.13%

SUPPLEMENTAL DATA
   Total investment return (A)                          0.98%            2.74%             3.45%             2.59%            2.98%

   Net assets, end of period                   $  672,346,210    $648,756,171     $ 523,567,900     $ 487,136,694    $ 381,090,446
                                               ==============   ==============    ==============    ==============   ==============

   Average net assets                          $  659,741,138    $608,775,666     $ 505,599,538     $ 439,705,095    $ 312,133,086
                                               ==============   ==============    ==============    ==============   ==============



(A) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                                                                                            17


                                        TD WATERHOUSE FAMILY OF FUNDS, INC.


                                         FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                    California Municipal                             New York Municipal
                                                        Money Market                                    Money Market
                                                          Portfolio                                       Portfolio

                                            Year            Year           Period            Year           Year          Period
                                            Ended           Ended           Ended            Ended          Ended          Ended
                                         October 31,     October 31,     October 31,      October 31,    October 31,    October 31,
                                            2002            2001            2000*            2002           2001           2000*

                                        -------------  --------------   ------------     ------------   ------------  -------------

PER SHARE OPERATING
PERFORMANCE
   Net asset value, beginning of period $       1.000  $       1.000   $      1.000      $      1.000   $      1.000  $       1.000
                                        -------------  --------------  -------------     ------------   ------------  -------------

   Net investment income                        0.009          0.024          0.005             0.009          0.025          0.006
                                        -------------  --------------  -------------     ------------   ------------  -------------

   Distributions from net investment
      income                                   (0.009)        (0.024)        (0.005)           (0.009)        (0.025)        (0.006)
                                        -------------  --------------  -------------     ------------   ------------  -------------

   Net asset value, end of period       $       1.000  $       1.000   $      1.000      $      1.000   $      1.000  $       1.000
                                        =============  ==============  =============     ============   ============  =============



RATIOS
   Ratio of expenses to average net assets      0.65%          0.65%        0.65%(A)            0.65%          0.65%       0.65%(A)

   Ratio of net investment income to
      average net assets                        0.87%          2.34%        2.95%(A)           0.87%           2.44%       3.53%(A)

   Decrease reflected in above expense
     ratio due to waivers/reimbursements
     by the Investment Manager and its
      affiliates (Note 3)                       0.29%          0.29%        0.50%(A)            0.32%          0.30%       0.57%(A)


SUPPLEMENTAL DATA
   Total investment return (B)                  0.87%          2.38%        2.96%(A)            0.87%          2.53%       3.54%(A)

   Net assets, end of period            $256,338,547   $  231,483,361  $ 214,545,918     $149,269,604    $132,893,862  $100,705,806
                                        =============  ==============  =============     ============   ============   =============


   Average net assets                   $242,095,438   $ 228,193,975   $ 224,605,169     $144,026,670    $119,680,318  $101,951,165
                                        =============  ==============  =============     ============    ============  =============




*     Portfolio commenced operations on September 1, 2000.
(A)   Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.



                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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18

--------------------------------------------------------------------------------
                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002


NOTE 1 -- ORGANIZATION

TD Waterhouse Family of Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has five money market portfolios (each a "Portfolio" and collectively the "Portfolios"). Each Portfolio is a diversified investment portfolio, except for the California Municipal Money Market and New York Municipal Money Market Portfolios, which are non-diversified. The investment objective of each Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federally tax-exempt income by investing primarily in municipal securities. The California Municipal Money Market and New York Municipal Money Market Portfolios offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At October 31, 2002, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums are recorded to interest income over the lives of the respective securities. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.



--------------------------------------------------------------------------------
                                                                              19

--------------------------------------------------------------------------------
                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002
                                   (CONTINUED)

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

NOTE 3-- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the year ended October 31, 2002, the Investment Manager voluntarily waived $4,269,158, $789,202, $459,719, $276,554 and $178,981 of its investment management fee for the Money Market, U.S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios, respectively.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the year ended October 31, 2002, TD Waterhouse voluntarily waived $1,279,466, $226,605, $131,348, $79,015 and $51,137 of its administrative fee for the Money Market, U.S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios, respectively.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the year ended October 31, 2002, TD Waterhouse voluntarily waived $3,198,666, $566,512, $328,371, $197,538 and $127,843 of its shareholder servicing fees for the Money Market, U.S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the year ended October 31, 2002, the Transfer Agent voluntarily waived $2,558,933, $453,210, $262,696, $158,031 and $102,274 of its transfer agency and dividend disbursing agency fees for the Money Market, U.S. Government, Municipal, California Municipal Money Market and the New York Municipal Money Market Portfolios, respectively.

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and National Investors Cash Management Fund, Inc.), receives, in the aggregate:

1.   a base annual retainer of $15,000, payable quarterly,
2. a supplemental annual retainer of $6,000, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and
3. an additional supplemental annual retainer of $2,500, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and
4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the companies and the respective portfolios.


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20

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002
                                   (CONTINUED)

NOTE 4 -- CREDIT RISK

The California Municipal Money Market and New York Municipal Money Market Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California Municipal Money Market or New York Municipal Money Market Portfolios.

NOTE 5 -- FEDERAL INCOME TAXES

It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of October 31, 2002, for Federal income tax purposes the following Portfolios have capital loss carryforwards available to offset future capital gains, if any:

 Expiring October 31,
                                                                        --------------------
                                                           2008               2010                Total
                                                           ----               ----                -----
Municipal Portfolio                                  $      --          $     1,634           $    1,633
California Municipal Money Market Portfolio                 414                  --                  414


The tax character of distributions  paid to shareholders  during the years ended
October 31, 2002 and October 31, 2001 were all ordinary income with respect to the Money Market and U.S. Government Portfolios and all tax-exempt income with respect to the Municipal, California Municipal Money Market and New York
Municipal Money Market Portfolios.

As of October 31, 2002, the components of Distributable Earnings on a tax basis were as follows:

                                                      Undistributed       Undistributed         Capital             Other
                                                       Tax-Exempt           Ordinary             Loss             Temporary
                                                          Income              Income          Carryforwards       Differences
                                                          ------              ------          -------------       -----------

Money Market Portfolio U.S.                             $     --          $ 1,148,892         $     --            $  (273,617)
Government Portfolio Municipal                                --               73,998               --                (38,738)
Portfolio                                                 21,205                   --           (1,634)               (21,366)
California Municipal Money Market Portfolio                7,337                   --             (414)                (7,337)
New York Municipal Money Market Portfolio                  3,844                   --               --                 (4,856)


During the year ended October 31, 2002, as a result of permanent book to tax differences the Money Market Portfolio increased undistributed net investment income and decreased accumulated net realized gains from securities transactions by $129,573 and the U.S. Government Portfolio increased undistributed net investment income and decreased accumulated net realized gains from securities transactions by $54,051.

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                                                                              21

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002
                                   (CONCLUDED)


NOTE 6-- FEDERAL INCOME INFORMATION (UNAUDITED)

In accordance with Federal tax requirements, the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios designated substantially all the dividends paid from net investment income during the year ended October 31, 2002 as "exempt-interest dividends." As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 2002 calendar year in early 2003.


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22

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS
                ASSET-BACKED OBLIGATIONS--19.9%
 $18,978,000    Bavaria TRR Corp., Discount Notes, 1.79%, due 11/14/02
                (Counterparty: Bayerische Hypo -und Vereinsbank AG) (Note E)                              1.79         $ 18,965,733
  32,948,000    Bavaria TRR Corp., Discount Notes, 1.81%, due 1/16/03
                (Counterparty: Bayerische Hypo -und Vereinsbank AG) (Note E)                              1.80           32,822,798
  50,000,000    Bavaria TRR Corp., Discount Notes, 1.79%, due 1/24/03
                (Counterparty: Bayerische Hypo -und Vereinsbank AG) (Note E)                              1.79           49,791,750
  50,000,000    Belford U.S. Capital Co., LLC, 1.89%, due 12/9/02 (Notes A, E)                            1.89           50,000,000
  86,500,000    Belford U.S. Capital Co., LLC, 1.80%, due 7/8/03 (Notes A, E)                             1.80           86,500,000
  43,000,000    Belford U.S. Capital Co., LLC, 1.82%, due 8/18/03 (Notes A, E)                            1.82           43,000,000
  50,000,000    Belford U.S. Capital Co., LLC, 1.83%, due 8/22/03 (Notes A, E)                            1.83           50,000,000
  40,000,000    Belford U.S. Capital Co., LLC, 1.80%, due 9/12/03 (Notes A, E)                            1.80           40,000,000
 100,000,000    Belford U.S. Capital Co., LLC, 1.83%, due 9/19/03 (Notes A, E)                            1.83          100,000,000
  50,000,000    Belford U.S. Capital Co., LLC, 1.83%, due 10/27/03 (Notes A, E)                           1.83           50,000,000
  26,654,051    Capital One Auto Finance Trust, Ser. 2001-B, Cl. A-1 Notes, 1.98%, due 5/15/03
                (GTY: MBIA) (Note A)                                                                      1.98           26,654,051
  18,767,800    CarMax Auto Owner Trust, Ser. 2002-1, Cl. A-1, 1.89%, due 6/16/03 (GTY: MBIA) (Note A)    2.04           18,767,798
  44,000,000    CORSAIR Trust I-1002, 2.00%, due 5/29/03 (Reference Credit: General
                Electric Capital Corp.; JPMorgan Chase Bank) (Notes A, B, E)                              2.00           44,000,000
  44,000,000    CORSAIR Trust I-1003, 1.96%, due 5/29/03 (Reference Credit:
                AIG, Inc.; JPMorgan Chase Bank)(Notes A, B, E)                                            1.96           44,000,000
  50,000,000    CORSAIR Trust I-1004, 2.20%, due 8/15/03 (Reference Credit:
                American Express Co.; JPMorgan Chase Bank) (Notes A, B, E)                                2.20           50,000,000
  25,000,000    CORSAIR Trust I-1006, 2.20%, due 8/15/03 (Reference Credit:
                Morgan Stanley; JPMorgan Chase Bank)(Notes A, B, E)                                       2.20           25,000,000
  50,000,000    Credit and Repackaged Securities Ltd., Ser. 2002-4 MTN, 2.05%, due 5/1/03
                (Reference Credit: BellSouth Corp.; Goldman Sachs & Co., Inc.) (Notes A, B, E)            2.05           50,000,000
  50,000,000    Credit and Repackaged Securities Ltd., Ser. 2002-8 MTN, 1.98%, due 8/12/03
                (Reference Credit: AIG, Goldman Sachs & Co., Inc.) (Notes A, B, E)                        1.98           50,000,000
  58,594,000    Holdenby Capital Co., Discount Notes, 1.78%, due 11/21/02 (LIQ: Commerzbank AG) (Note E)  1.79           58,559,900
  25,110,000    Holdenby Capital Co., Discount Notes, 1.80%, due 12/11/02 (LIQ: Commerzbank AG) (Note E)  1.81           25,059,780
  10,018,000    Holdenby Capital Co., Discount Notes, 1.80%, due 12/12/02 (LIQ: Commerzbank AG) (Note E)  1.81            9,997,463
  49,465,266    IKON Receivables, LLC, Lease-Backed Notes, Ser. 2002-1, Cl. A-1,
                2.04%, due 6/15/03 (GTY: AMBAC) (Note A)                                                  2.04           49,482,950
  25,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 1.80%, due 11/15/02 (Notes A, E)                1.80           25,000,000
  50,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 1.79%, due 3/11/03 (Notes A, E)                 1.79           50,000,000
  20,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 2.07%, due 3/21/03 (Notes A, E)                 1.82           20,020,707
  25,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 1.72%, due 5/15/03 (Notes A, E)                 1.72           24,994,221
  23,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 1.83%, due 6/25/03 (Notes A, E)                 1.83           23,000,000
  90,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 1.82%, due 10/28/03 (Notes A, E)                1.83           89,986,648
  30,000,000    Long Lane Master Trust IV, CP Ser. 1999-A, Discount Notes, 1.78%, due 11/6/02
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      1.78           29,992,583
  50,000,000    Long Lane Master Trust IV, CP Ser. 1999-A, Discount Notes, 1.78%, due 11/18/02
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      1.78           49,957,972
  66,070,000    Long Lane Master Trust IV, CP Ser. 1999-A, Discount Notes, 1.75%, due 11/20/02
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      1.76           66,008,977
  27,972,000    Long Lane Master Trust IV, CP Ser. 1999-A, Discount Notes, 1.79%, due 12/4/02
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      1.79           27,926,103
  45,000,000    Long Lane Master Trust IV, CP Ser. 1999-A, Discount Notes, 1.75%, due 1/13/03
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      1.76           44,840,312
  60,000,000    Long Lane Master Trust IV, CP Ser. 1999-A, Discount Notes, 1.81%, due 1/17/03
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      1.82           59,767,717
  33,650,000    Long Lane Master Trust IV, CP Ser. 1999-A, Discount Notes, 1.82%, due 3/17/03
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      1.84           33,418,638
  49,459,000    Old Slip Funding Corp., Discount Notes, 1.76%, due 11/20/02
                (Counterparty: Bank of New York, Inc.) (Note E)                                           1.76           49,413,186
   8,745,159    WFS Financial  2002-1 Owner Trust Notes, Cl. A-1 Notes, 2.04%, due 3/20/03 (GTY: FSA)     2.04            8,745,160



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                                                                                                                            23


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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 86,600,000    Zurich Trust  Certificate Program, Ser. ZTC-2T, Cl. A Certificates, 1.88%, due 7/26/10
                (GTY: ZCM Matched Funding Corp.) (Notes A, E)                                             1.88      $    86,600,000
  48,500,000    Zurich Trust  Certificate Program, Ser. ZTC-41T, Cl. A Certificates, 1.90%, due 11/24/09
                (GTY: ZCM Matched Funding Corp.) (Notes A, E)                                             1.90           48,500,000
                                                                                                                     --------------
                                                                                                                      1,710,774,447
                                                                                                                     --------------
                BROKER/DEALER OBLIGATIONS--14.7%
  37,500,000    Bear Stearns Cos., Inc., 2.15%, due 3/28/03 (Note A)                                      1.81           37,551,030
   9,500,000    Credit Suisse First Boston (USA), Inc., 2.02%, due 12/6/02 (Note A)                       1.86            9,501,450
  30,000,000    Credit Suisse First Boston (USA), Inc., 2.03%, due 4/28/03 (Note A)                       1.83           30,027,311
   8,500,000    Credit Suisse First Boston (USA), Inc., 2.34%, due 7/18/03 (Note A)                       1.86            8,528,512
 100,000,000    Goldman Sachs Group, Inc., 1.92%, due 12/20/02 (Notes A, B, E)                            1.92          100,000,000
 120,000,000    Goldman Sachs Group, Inc., 2.03%, due 11/11/03 (Notes A, B, E)                            2.03          120,000,000
 100,000,000    Goldman Sachs Group, Inc., 2.06%, due 2/5/04 (Notes A, B, E)                              2.06          100,000,000
   5,075,000    Lehman Brothers Holdings, Inc., 6.63%, due 12/27/02                                       1.80            5,112,053
  31,600,000    Lehman Brothers Holdings, Inc., 2.37%, due 12/12/02 (Note A)                              1.82           31,620,585
  10,000,000    Lehman Brothers Holdings, Inc., 2.10%, due 1/13/03 (Note A)                               1.86           10,005,963
  10,000,000    Merrill Lynch & Co., Inc., 5.64%, due 1/27/03                                             2.37           10,076,432
  21,000,000    Merrill Lynch & Co., Inc., 7.85%, due 5/30/03                                             2.80           21,595,407
  14,000,000    Merrill Lynch & Co., Inc., 2.01%, due 2/4/03 (Note A)                                     1.79           14,008,140
   5,430,000    Merrill Lynch & Co., Inc., 1.77%, due 4/9/03 (Note A)                                     1.82            5,428,819
  50,000,000    Merrill Lynch & Co., Inc., 1.97%, due 6/4/03 (Note A)                                     1.81           50,042,643
 300,000,000    Merrill Lynch & Co., Inc., 1.85%, due 7/11/03 (Note A)                                    1.85          300,000,000
   5,000,000    Merrill Lynch & Co., Inc., 2.10%, due 8/1/03 (Note A)                                     1.83            5,009,541
   9,000,000    Merrill Lynch & Co., Inc., 2.12%, due 9/18/03 (Note A)                                    1.88            9,017,502
  11,675,000    Morgan Stanley, 6.88%, due 3/1/03                                                         2.57           11,835,844
   5,000,000    Morgan Stanley, 1.97%, due 2/21/03 (Note A)                                               1.77            5,003,188
  30,016,000    Morgan Stanley, 2.01%, due 3/13/03 (Note A)                                               1.82           30,036,886
 350,000,000    Morgan Stanley, 1.90%, due 11/14/03 (Note A)                                              1.90          350,000,000
                                                                                                                     --------------
                                                                                                                      1,264,401,306
                                                                                                                     --------------

                EXTENDIBLE COMMERCIAL NOTES--5.3%
  47,500,000    ASAP Funding Inc., Discount Notes, 1.80%, due 2/5/03 (Counterparty:
                Bank of America Corp.; Citigroup, Inc.) (Notes E, F)                                      1.80           47,485,750
  75,000,000    ASAP Funding Inc., Discount Notes, 1.82%, due 2/17/03 (Counterparty:
                Bank of America Corp.; Citigroup, Inc.) (Notes E, F)                                      1.82           74,931,750
  85,000,000    ASAP Funding Inc., Discount Notes, 1.80%, due 2/18/03 (Counterparty:
                Bank of America Corp.; Citigroup, Inc.) (Notes E, F)                                      1.80           84,919,250
  30,000,000    ASAP Funding Inc., Discount Notes, 1.81%, due 2/19/03 (Counterparty:
                Bank of America Corp.; Citigroup, Inc.) (Notes E, F)                                      1.81           29,969,833
  50,000,000    ASAP Funding Inc., Discount Notes, 2.02%, due 3/3/03 (Counterparty:
                Bank of America Corp.; Citigroup, Inc.) (Notes E, F)                                      2.04           49,910,222
 100,000,000    ASAP Funding Inc., Discount Notes, 1.77%, due 6/24/03 (Counterparty:
                Bank of America Corp.; Citigroup, Inc.) (Notes E, F)                                      1.79           99,287,084
  26,152,000    ASAP Funding Inc., Discount Notes, 1.80%, due 7/13/03 (Counterparty:
                Bank of America Corp.; Citigroup, Inc.)(Notes E, F)                                       1.82           25,937,554
  40,000,000    Newcastle Certificate Program, 1.72%, due 11/9/03 (Notes E, F)                            1.73           39,870,044
                                                                                                                     --------------
                                                                                                                        452,311,487
                                                                                                                     --------------

                FINANCE & INSURANCE OBLIGATIONS--7.7%
  65,000,000    American Express Credit Corp., 1.87%, due 11/10/03 (Note A)                               1.81           65,039,338
  75,500,000    Associates Corp. of N.A., 1.86%, due 6/26/03 (GTY: Citigroup, Inc.) (Note A)              1.86           75,500,000
  49,500,000    Countrywide Home Loans, Inc., Ser. F, 1.92%, due 1/23/03 (GTY: Citigroup, Inc.) (Note A)  1.83           49,510,707
   5,000,000    Kokomo Grain Co., Inc., Ser. 2002-A, 1.87% (Notes C, E)                                   1.87            5,000,000
  95,000,000    MBIA Global Funding LLC, 1.82%, due 11/17/03 (Note E)                                     1.82           94,990,042
 125,000,000    Sigma Finance, Inc., Discount Notes, 1.76%, due 2/3/03 (Note E)                           1.76          124,437,306

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24


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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 50,000,000    Sigma Finance, Inc., 1.80%, due 11/15/02 (Notes A, E)                                     1.80       $   50,000,000
  55,000,000    Sigma Finance, Inc., 1.78%, due 1/15/03 (Note A, E)                                       1.79           54,998,870
  15,000,000    Sigma Finance, Inc., 1.77%, due 2/18/03 (Notes A, E)                                      1.74           14,998,098
 100,000,000    Sigma Finance, Inc., 1.85%, due 8/15/03 (Notes A, E)                                      1.80          100,039,472
  30,000,000    ZCM Matched Funding Corp., Discount Notes, 1.82%,
                due 11/20/02 (GTY: Zurich Insurance Co.) (Note E)                                         1.82           29,971,183
                                                                                                                     --------------
                                                                                                                        664,485,016
                                                                                                                     --------------

                FUNDING AGREEMENTS--4.9%
 275,000,000    Metropolitan Life Insurance Co., 1.99%, due 8/1/03 (Notes A, B)                           1.99          275,000,000
 150,000,000    Travelers Insurance Corp., 1.83%, due 1/2/03 (Notes A, B)                                 1.83          150,000,000
                                                                                                                     --------------
                                                                                                                        425,000,000
                                                                                                                     --------------

                INDUSTRIAL & OTHER COMMERCIAL PAPER--5.1%

   7,735,483    Amtrak Trust 93-A, Ser. A, 2.00% (GTY: General Electric Co.) (Note C)                     2.00            7,735,483
  25,470,765    Amtrak Trust 93-A, Ser. A, 2.00% (GTY: General Electric Co.) (Note C)                     2.00           25,470,765
  19,087,198    Amtrak Trust 93-A, Ser. B, 2.00% (GTY: General Electric Co.) (Note C)                     2.00           19,087,198
  40,000,000    BellSouth Corp., 4.11%, due 4/26/03 (Notes A, E)                                          2.66           40,272,654
 310,000,000    BellSouth Telecommunications Inc., 1.82%, due 10/3/03 (Note A)                            1.81          310,009,418
   9,300,000    CFM International, Inc., Ser. 1999A, 2.00% (GTY: General Electric Co.) (Note C)           1.97            9,300,000
  10,000,000    Frontenac Properties, Inc., 1.89% (GTY: Sisters of Mercy Health Systems, Inc.) (Note C)   1.89           10,000,000
  15,000,000    Public Service Company of Colorado, 6.00%, due 4/15/03 (Insured: AMBAC) (Note A)          2.65           15,221,109
                                                                                                                     --------------
                                                                                                                        437,096,627
                                                                                                                     --------------
                LOAN PARTICIPATIONS--0.4%
  19,000,000    Luddite Associates, 1.85%, due 12/9/02 (GTY: Prudential
                Insurance Co. of America) (Note B)                                                        1.85           19,000,000
  12,000,000    Perserverance Associates, 1.85%, due 11/4/02 (GTY: Prudential
                Insurance Co. of America) (Note B)                                                        1.85           12,000,000
                                                                                                                     --------------
                                                                                                                         31,000,000
                                                                                                                     --------------
                TOTAL CORPORATE OBLIGATIONS--58.0%                                                                    4,985,068,883
                                                                                                                     --------------
                BANK OBLIGATIONS

                BANK NOTES--6.7%
 288,000,000    ABN-Amro Bank NV, 1.96%, due 5/8/03 (Reference Credit:
                General Electric Capital Corp.)(Notes A, E)                                               1.96          288,000,000
  50,000,000    American Express Centurion Bank, 1.78%, due 12/12/02 (Note A)                             1.79           49,999,438
  90,000,000    American Express Centurion Bank, 1.78%, due 2/14/03 (Note A)                              1.78           90,000,000
  25,000,000    American Express Centurion Bank, 1.83%, due 6/26/03 (Note A)                              1.84           24,998,388
  20,050,000    Bank of America Corp., 1.95%, due 2/13/03 (Note A)                                        1.75           20,061,452
  12,440,000    Deutsche Bank AG, 1.87%, due 9/2/03 (Note A, E)                                           1.67           12,447,194
  85,000,000    Wells Fargo & Co., 1.84%, due 11/14/03 (Note A)                                           1.84           85,000,000
                                                                                                                     --------------
                                                                                                                        570,506,472
                                                                                                                     --------------

                DOMESTIC BANK SUPPORTED OBLIGATIONS--4.7%
  30,000,000    AES Shady Point, Inc., Discount Notes, 1.78%, due 11/20/02 (LOC: Bank of America, N.A.)   1.78           29,971,817
  56,000,000    AES Shady Point, Inc., Discount Notes, 1.75%, due 12/3/02 (LOC: Bank of America, N.A.)    1.76           55,912,889
   7,500,000    B.F. Fort Meyers, Inc., B.F. South, Inc. U.B., Ltd. Adj. Rate Tax.
                Securities Ser. 2002,  1.92%, (LOC: Fifth Third Bank) (Notes C, G)                        1.95            7,500,000
   5,100,000    Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 2.20% (LOC: Bank of New York) (Note C)    2.20            5,100,000
   8,520,000    Black Property Management, LLC, Adj. Rate Tax. Securities, Ser. 2002, 1.95%,
                (LOC: Fifth Third Bank) (Note C)                                                          1.95            8,520,000


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

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 17,770,000    Campus Crusade for Christ, Inc., Incremential Tax., Ser. 1997, 1.85%
                (LOC: Wachovia Bank, N.A.) (Note C)                                                       1.85         $ 17,770,000
   5,800,000    CEGW, Inc., Ser. 1999, 2.00% (LOC: PNC Bank, N.A.) (Note A)                               2.00            5,800,000
  12,400,000    CentraState Medical Arts Building, LLC, Ser. 2000, 1.90%
                (LOC: LaSalle Bank, N.A.) (Note C)                                                        1.90           12,400,000
  11,900,000    Cooley, Inc. International Tax, Ser. 2000, 1.80% (LOC: Wachovia Bank, N.A) (Note C)       1.80           11,900,000
   4,750,000    DAPSCO, Inc., Tax., Ser. 2002, 1.95% (LOC: Wachovia Bank, N.A) (Note C)                   1.95            4,750,000
   4,500,000    Dayton Freight Lines, Inc., Ser. 2001, 1.95% (LOC: Fifth Third Bank) (Note C)             1.95            4,500,000
  21,725,000    Dominican Sisters, St. Mary's of the Springs, Tax., Ser. 2000, 1.95%
                (LOC: Fifth Third Bank) (Note C)                                                          1.95           21,725,000
   5,450,000    Dormont Manufacturing Co., Ser. 2000A, 2.00% (LOC: PNC Bank, N.A.) (Note C)               2.00            5,450,000
  16,400,000    EPI Corp., Tax Adj Rate Notes, Ser. 1998, 2.00% (LOC: PNC Bank, N.A.)                     2.00           16,400,000
   9,285,000    EXAL Corp., Ser. 2001, 1.95% (LOC: Fifth Third Bank) (Note C)                             1.95            9,285,000
   4,000,000    Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 1.95% (LOC: Fifth Third Bank) (Note C)     1.95            4,000,000
   3,450,000    Liter's, Inc., Adj. Rate Tax. Securities, Ser. 2002, 1.95%
                (LOC: Fifth Third Bank) (Note C)                                                          1.95            3,450,000
  60,000,000    Provena Health CP Rev. Notes, Ser. 1998, Discount Notes, 1.77%, 1/13/03
                (LIQ: Bank One, N.A.)                                                                     1.78           59,784,650
  10,000,000    R.M.D Corp., Tax., Ser. 2001, 1.95% (LOC: Fifth Third Bank) (Note C)                      1.95           10,000,000
   9,020,000    SouthCorr, LLC, Tax., Ser. 2001, 1.80% (LOC: Wachovia Bank, N.A.) (Note C)                1.80            9,020,000
   4,640,000    Stech LLP, Tax Adj Rate Bonds, Ser. 1998, 2.00% (LOC: PNC Bank, N.A.)                     2.00            4,640,000
  15,000,000    The Garlands of Barrington Lenders, Inc., Tax., Ser. 2002A, 2.07%
                (LOC: Bank One, N.A.) (Note C)                                                            2.07           15,000,000
  17,600,000    The Garlands of Barrington Lenders, Inc., Tax., Ser. 2002B, 2.07%
                (LOC: Bank One, N.A.) (Note C)                                                            2.07           17,600,000
  15,000,000    The Garlands of Barrington Lenders, Inc., Tax., Ser. 2002C, 2.07%
                (LOC: Bank One, N.A.) (Note C)                                                            2.07           15,000,000
   9,200,000    The Scranton Times, L.P., Ser. 1997, 2.00% (LOC: PNC Bank, N.A.) (Note A)                 2.00            9,200,000
  17,220,000    Turfway Park, LLC, Tax, Ser. 2001, 1.95% (LOC: Fifth Third Bank) (Note C)                 1.95           17,220,000
   8,976,000    Willow Run Foods, Inc., Ser. 1991-1, 2.00% (LOC: PNC Bank, N.A.) (Note C)                 2.00            8,976,000
  12,465,000    William Thies & Sons, Inc., Ser. 1999, Tax, 1.85% (LOC: Wachovia Bank, N.A.) (Note C)     1.85           12,465,000
                                                                                                                     --------------
                                                                                                                        403,340,356
                                                                                                                     --------------

                DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT--8.0%
  50,000,000    ABN-Amro Bank, N.V., 2.53%, due 12/20/02                                                  2.59           49,996,028
  30,000,000    ABN-Amro Bank, N.V., 2.49%, due 1/6/03                                                    2.48           30,000,535
  50,000,000    Bank of New York, 1.73%, due 3/3/03                                                       1.73           50,000,000
  50,000,000    Bank of Scotland, 2.48%, due 12/20/02                                                     2.48           50,000,000
  47,900,000    Canadian Imperial Bank of Commerce, 2.39%, due 11/20/02                                   2.37           47,900,309
  90,000,000    Canadian Imperial Bank of Commerce, 2.35%, due 12/17/02                                   2.51           89,982,649
  50,000,000    Canadian Imperial Bank of Commerce, 2.48%, due 12/30/02                                   2.41           50,005,498
 135,000,000    Canadian Imperial Bank of Commerce, 2.37%, due 2/11/03                                    2.35          135,007,545
  50,000,000    Danske Bank A/S, 2.28%, due 12/17/02                                                      2.28           50,000,000
  88,000,000    Svenska Handelsbanken AB, 2.27%, due 8/6/03                                               2.27           88,000,000
  50,000,000    WestLB AG, 1.75%, due 3/24/03                                                             1.80           49,990,150
                                                                                                                     --------------
                                                                                                                        690,882,714
                                                                                                                     --------------

                FOREIGN BANK SUPPORTED OBLIGATIONS--12.7%
  75,000,000    Banco Bradesco S.A., Grand Cayman Branch, Discount Notes, 1.78%, due 11/18/02
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note E)                                       1.78           74,936,958
  74,000,000    Banco Cuscatlan, S.A., Ser. A, Discount Notes, 1.87%, due 1/24/03
                (LOC: Banco Santander Central Hispano, S.A.)                                              1.89           73,677,113
  25,000,000    Banco Cuscatlan, S.A., Ser. A, Discount Notes, 1.82%, due 3/13/03
                (LOC: Banco Santander Central Hispano, S.A.)                                              1.84           24,833,167
  38,000,000    Banco Cuscatlan, S.A., Ser. B, Discount Notes, 1.82%, due 3/13/03
                (LOC: Banco Santander Central Hispano, S.A.)                                              1.84           37,746,413
 125,300,000    Banco Rio de la Plata, S.A., Ser. A, Discount Notes, 1.88%, due 3/6/03
                (LOC: Banco Santander Central Hispano, S.A.)                                              1.88          124,491,233
  42,000,000    Banco Santander Brasil, S.A., Grand Cayman Branch, Discount Notes, 1.81%, due 5/7/03
                (LOC: Barclays Bank PLC)                                                                  1.83           41,605,118



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26


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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

$ 16,000,000    BankBoston Latino Americano, (Sociedade Unipessoal), S.A., Discount Notes,
                1.81%, due 1/15/03 (LOC: HSBC Bank USA)                                                   1.82        $  15,939,667
  86,250,000    BankBoston Latino Americano, S.A., Ser. A, Discount Notes, 1.74%, due 11/12/02
                (LOC: HSBC Bank USA)                                                                      1.75           86,204,144
  24,000,000    Brooksby Village, Inc., Ser. 2002, 1.85% (LOC: LaSalle Bank, N.A.) (Note C)               1.85           24,000,000
  45,000,000    COFCO Capital Corp., Discount Notes, 1.82%, due 11/25/02 (LOC: Rabobank Nederland)        1.83           44,945,400
   7,100,000    Franklin Avenue Assoc. LP Tax Var. Rate Lease Rev. Bonds, Ser. 2001,
                (Waco, TX Federal Courthouse and Post Office Proj.), 2.05%
                (LIQ: Landesbank Hessen-Thueringen GZ) (Notes C, E)                                       2.05            7,100,000
  25,000,000    HBOS Treasury Services PLC, 1.84%, due 4/3/03 (GTY: Bank of Scotland) (Note A)            1.76           25,005,774
 235,000,000    HBOS Treasury Services PLC, 1.61%, due 11/20/03 (GTY: Bank of Scotland) (Notes A, G)      1.61          235,000,000
  38,000,000    Inland Empire Solid Waste Fin. Auth., Ser. 1999-A, 1.88%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       1.88           38,000,000
  50,000,000    Irish Life & Permanent PLC, Discount Notes, 2.24%, due 2/7/03 (Note E)                    2.28           49,695,111
  25,000,000    LoneStar Assets Partners II, LP, Tax Student Loan Rev. Bonds, Ser. 2001, 1.81%
                (LIQ: Lloyds TSB Bank PLC; GTY: MBIA) (Note C)                                            1.87           25,000,000
  44,521,000    Mt. Sinai Medical Center Realty Corp., Discount Notes, 1.77%, due 12/9/02
                (LOC: Landesbank Hessen-Thueringen GZ)                                                    1.78           44,437,820
  58,130,000    Redding Life Care, LLC (Meadow Ridge Proj.), First Mtg., Tax. Ser. 1998B, 1.85%
                (LOC: BNP Paribas) (Note C)                                                               1.85           58,130,000
  11,100,000    Triad Group, Inc., Ser. 1997, 1.85% (LOC: Wachovia Bank, N.A.) (Note C)                   1.85           11,100,000
  50,000,000    Unibanco-Uniao de Bancos Brasileiros, S.A., Grand Cayman Branch, Discount Notes, 1.80%,
                due 12/9/02 (LOC: Barclays Bank PLC)                                                      1.80           49,905,000
                                                                                                                     --------------
                                                                                                                      1,091,752,918
                                                                                                                     --------------
                TOTAL BANK OBLIGATIONS--32.1%                                                                         2,756,482,460
                                                                                                                     --------------
                TAXABLE MUNICIPAL OBLIGATIONS
  84,274,000    Austin, TX, Travis & Williamson County Combined Utility System,
                Taxable CP, Discount Notes, 1.71%, due 11/6/02 (LOC: Landesbank Hessen- Thueringen GZ)    1.72           84,253,985
  22,000,000    Blair Cty. IDA, Tax., (Altoona-Blaire County Dev. Corp.), Ser. 2001, 2.00%
                (LOC: PNC Bank, N.A.) (Note C)                                                            2.00           22,000,000
  43,685,000    Brazos River Authority, TX, Collateralized PCR, 1.73%, due 11/13/02
                (LOC: JPMorgan Chase Bank)                                                                1.73           43,685,000
  72,335,000    Brazos River Authority, TX, PCR Refunding Bonds (TXU Electric Co. Proj.),
                Ser. 2001G, 2.13% (LOC: Chase Manhatten Bank, USA, N.A.) (Note C)                         2.13           72,335,000
  34,000,000    CA PCFA Env. Imp. Rev. Bonds (ARCO Project), Taxable Ser. 1997, 1.75%,
                due 12/4/02 (GTY: Atlantic Richfield Co.) (Note E)                                        1.75           34,000,000
  18,000,000    CA PCFA Env. Imp. Rev. Bonds (Browning-Ferris Project), Taxable Ser. 1997, 1.72%,
                due 11/6/02 (LOC: JPMorgan Chase Bank) (Note E)                                           1.72           18,000,000
  21,500,000    Calcasieu Parish, Inc., LA, IDB, Env. Rev. Bnds., Tax., (Citgo Petroleum Proj.),
                Ser. 1996, 1.81%, due 11/6/02 (LIQ: WestLB AG) (Note A)                                   1.81           21,500,000
  31,700,000    City of Albuquerque (NM) Sub. Lien Tax. Airport Rev. Bonds, Ser. 2000B, 1.86%
                (LIQ: JPMorgan Chase Bank; GTY: AMBAC)  (Note C)                                          1.86           31,700,000
  20,475,000    Colorado Housing and Fin. Auth. Multi-Family Proj. Bonds Cl. 1 Tax. Adj. Rate Bonds 2002
                Ser. B-1, 2.20%, due 7/25/03 (SBPA: FHLB Topeka) (Note A)                                 2.19           20,475,000
  13,000,000    Downtown Marietta Dev. Auth., GA Rev. Bonds (Marietta Conf. Ctr. Proj.) Ser. 1996A,
                1.90% (LOC: Canadian Imperial Bank of Commerce) (Note C)                                  1.90           13,000,000
   9,255,000    Downtown Marietta Dev. Auth., GA Rev. Bonds (Marietta Conf. Ctr. Proj.) Ser. 1996B,
                1.90% (LOC: Canadian Imperial Bank of Commerce) (Note C)                                  1.90            9,255,000
   3,900,000    Dutchess Cty. (NY) IDA Tax., Civic Facility Rev. Bonds, Ser. 1999-C
                (St. Francis' Hosp.), 2.20% (LOC: Bank of New York) (Note C)                              2.17            3,900,000
  21,900,000    Ill. Dev. Auth. Revenue Bonds Ser. 1996, 1.90% (LOC: Northern Trust Co.) (Note C)         1.87           21,900,000
  22,100,000    Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 1.83%
                (LOC: Bank One, N.A.) (Note C)                                                            1.83           22,100,000
  18,900,000    Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 1.83%
                (Insured: MBIA; LIQ: Bank of America NT & SA) (Note C)                                    1.83           18,900,000

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                                                                                                                            27

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

$ 13,800,000    Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B-I, 1.83%
                (Insured: MBIA; LIQ: Bank One, N.A.) (Note C)                                             1.83      $  13,800,000
  18,000,000    Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B-II, 1.83%
                (Insured: MBIA; LIQ: Bank One, N.A.) (Note C)                                             1.83         18,000,000
  15,200,000    Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 1.83%
                (Insured: MBIA; LIQ: Bank One, N.A.) (Note C)                                             1.83         15,200,000
  16,200,000    Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.), Ser. 1998, 1.85%
                (LOC: Wachovia Bank, N.A.) (Note C)                                                       1.85         16,200,000
  41,500,000    NY City HDC (Multi-Family Mtg. Rev. Bonds - Ninth Ave), 2002 Ser. A, 1.88%
                (LOC: Fleet National Bank) (Note C)                                                       1.88         41,500,000
  15,900,000    NY City HDC (Var. Tax. Chelsea Centro), 2002 Ser. A, 1.83%
                (LOC: Bayerische Landesbank GZ) (Note C)                                                  1.83         15,900,000
   4,260,000    Putnam Hospital Center (NY), Multi-Mode Rev. Bond, Tax., Ser 1999, 2.20%
                (LOC: Bank of New York) (Note C)                                                          2.20          4,260,000
  39,960,000    State of Texas (Veteran's Land Refunding Bonds) Tax. GO, Ser. 2000, 1.95%
                (LIQ: Morgan Guaranty Trust Co. of NY) (Note C)                                           1.95         39,960,000
  19,765,000    State of Texas (Veteran's Land Refunding Bonds) Tax. GO, Ser. 2000A, 1.95%
                (LIQ: Morgan Guaranty Trust Co. of NY) (Note C)                                           1.95         19,765,000
  20,000,000    State of Texas (Veteran's Land Refunding Bonds) Tax. GO, Ser. 2002A, 1.95%
                (LIQ: JPMorgan Chase Bank) (Note C)                                                       1.95         20,000,000
  23,035,000    The Harrisburg Authority (Dauphin County, PA) Tax.
                Variable Rate Water Revenue Refunding Bonds, Ser. B2002, 2.23%,
                due 5/15/03 (Insured: FSA; LIQ: Dexia Credit Local) (Note A)                              2.23         23,035,000
   7,700,000    The Harrisburg Authority (Dauphin County, PA) Tax.
                Variable Rate Water Revenue Refunding Bonds, Ser. C 2002, 1.86%,
                7/15/29 (Insured: FSA; LIQ: Dexia Credit Local) (Note A)                                  1.86          7,700,000
  20,000,000    Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, Discount Notes, 1.76%,
                due 11/13/02 (LOC: Landesbank Hessen-Thueringen GZ)                                       1.77         19,988,267
  30,000,000    Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, Discount Notes, 1.80%,
                due 12/17/02 (LOC: Landesbank Hessen-Thueringen GZ)                                       1.81         29,931,000
                                                                                                                   --------------
                TAXABLE MUNICIPAL OBLIGATIONS--8.4%                                                                   722,243,252
                                                                                                                   --------------


                U.S. GOVERNMENT AGENCY OBLIGATIONS
  16,391,000    Fannie Mae Mortgage-backed Discount Notes (Pool 460722), 1.61%, due 7/1/03                1.63         16,213,604
  60,115,100    Fannie Mae Mortgage-backed Discount Notes (Pool 460735), 1.71%, due 7/1/03                1.73         59,424,077
  21,885,000    Fannie Mae Mortgage-backed Discount Notes (Pool 460738), 1.61%, due 7/1/03                1.63         21,648,143
                                                                                                                   --------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS--1.1%                                                               97,285,824
                                                                                                                   --------------

                REPURCHASE AGREEMENT--3.0%

 259,406,000    ABN-Amro Bank, N.V., NY
                ~1.92%, dated 10/31/02, due 11/1/02 in the amount of $259,419,835
                ~fully collaterized by U.S. Government securities, coupon range 0.00% to 9.00%,
                 maturity range 6/1/10 to 3/1/32, value $264,594,120                                      1.92        259,406,000
                                                                                                                   --------------



                TOTAL INVESTMENTS (Cost $8,820,486,419)--102.6%                                                     8,820,486,419

                LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(2.6)%                                                   (226,780,207)
                                                                                                                   --------------

                NET ASSETS--100.0%                                                                                 $8,593,706,212
                                                                                                                   ==============




                      PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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
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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FEDERAL HOME LOAN BANK--4.8%
$ 10,135,000    Notes, 1.70%, due 4/3/03 (Note A)                                                         1.70     $    10,132,669
   4,000,000    Notes, 6.38%, due 11/15/02                                                                1.73           4,006,899
   4,250,000    Notes, 6.25%, due 11/15/02                                                                2.09           4,256,601
   2,000,000    Notes, 5.00%, due 2/14/03                                                                 2.12           2,016,015
   5,475,000    Notes, 2.05%, due 8/20/03                                                                 2.05           5,475,000
  30,000,000    Notes, 2.00%, due 9/12/03                                                                 2.00          30,000,000
   5,410,000    Notes, 2.00%, due 11/21/03                                                                2.00           5,410,000
                                                                                                                    --------------
                                                                                                                        61,297,184
                                                                                                                    --------------

                FANNIE MAE--59.2%
  15,000,000    Discount Notes, due 5/30/03                                                               2.20          14,811,438
  10,000,000    Mortgage-backed Discount Notes, due 11/1/02                                               1.95          10,000,000
  20,000,000    Mortgage-backed Discount Notes, due 12/2/02                                               2.15          19,963,661
 128,504,500    Mortgage-backed Discount Notes, due 12/2/02                                               1.75         128,310,850
  75,000,000    Mortgage-backed Discount Notes, due 12/2/02                                               1.72          74,889,562
  20,000,000    Mortgage-backed Discount Notes, due 12/2/02                                               1.69          19,971,067
  15,365,850    Mortgage-backed Discount Notes, due 12/3/02                                               1.73          15,342,357
  50,000,000    Mortgage-backed Discount Notes, due 12/17/02                                              1.72          49,890,750
  15,000,000    Mortgage-backed Discount Notes, due 1/2/03                                                1.71          14,956,083
  30,000,000    Mortgage-backed Discount Notes, due 1/2/03                                                1.73          29,911,133
  50,000,000    Mortgage-backed Discount Notes, due 1/8/03                                                1.73          49,837,556
  35,000,000    Mortgage-backed Discount Notes, due 2/3/03                                                1.61          34,875,556
  35,000,000    Mortgage-backed Discount Notes, due 2/3/03                                                1.60          34,854,235
  40,000,000    Mortgage-backed Discount Notes, due 2/3/03                                                1.75          39,818,789
  70,000,000    Mortgage-backed Discount Notes, due 4/1/03                                                2.06          69,403,969
  28,453,000    Mortgage-backed Discount Notes, due 4/1/03                                                2.06          28,210,731
  10,000,000    Mortgage-backed Discount Notes, due 7/1/03                                                1.73           9,885,050
   2,200,000    Notes, 7.05%, due 11/12/02                                                                2.09           2,203,205
  15,000,000    Notes, 5.25%, due 1/15/03                                                                 2.08          15,094,537
  60,000,000    Notes, 1.74%, due 2/19/03 (Note A)                                                        1.74          59,999,327
  30,000,000    Notes, 1.65%, due 4/1/03 (Note A)                                                         1.65          29,794,511
                                                                                                                    --------------
                                                                                                                       752,024,367
                                                                                                                    --------------

                FREDDIE MAC--3.0%
  25,000,000    Notes, 2.27%, due 11/7/02                                                                 2.34          24,990,458
   2,811,000    Notes, 7.00%, due 2/15/03                                                                 2.12           2,849,537
   6,425,000    Notes, 1.63%, due 2/15/03                                                                 1.63           6,393,913
   4,000,000    Notes, 4.75%, due 3/15/03                                                                 2.00           4,039,447
                                                                                                                    --------------
                                                                                                                        38,273,355
                                                                                                                    --------------

                STUDENT LOAN MARKETING ASSOCIATION--3.6%
  25,000,000    Notes, 1.63%, due 11/5/02 (Note A)                                                        1.63          25,054,956
  20,400,000    Notes, 1.63%, due 11/12/02 (Note A)                                                       1.63          20,449,099
                                                                                                                    --------------
                                                                                                                        45,504,055
                                                                                                                    --------------

                U.S. GOVERNMENT GUARANTEED OBLIGATIONS--9.5%
  28,560,000    Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), 1.76%, due 12/18/02           1.77          28,494,376
  61,107,000    Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), 1.76%, due 12/18/02          1.77          60,966,589
  30,861,000    Clement Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), 1.76%, due 12/18/02           1.77          30,790,088
                                                                                                                    --------------
                                                                                                                       120,251,053
                                                                                                                    --------------

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                                                                                                                            29


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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS--35.5% $ 241,302,000 ABN-Amro Bank, N.V.
                ~1.92%, dated 10/31/02, due 11/1/02 in the amount of $241,314,869
                ~fully collateralized by U.S. Government securities, coupon range 6.00% to 11.00%,
                 maturity range 5/1/17 to 2/1/32, value $246,128,041                                      1.92     $   241,302,000
 210,000,000    Morgan Stanley
                ~1.92%, dated 10/31/02, due 11/1/02 in the amount of $210,011,200
                ~fully collateralized by U.S. Government securities, coupon range
                 0.00% to 7.13%, maturity range 12/18/03 to 4/1/36, value $214,210,135                    1.92         210,000,000
                                                                                                                    --------------
                                                                                                                       451,302,000
                                                                                                                    --------------
                TOTAL INVESTMENTS (Cost $1,468,652,014)--115.6%                                                      1,468,652,014

                LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(15.6)%                                                   (197,926,907)
                                                                                                                    --------------

                NET ASSETS--100.0%                                                                                  $1,270,725,107
                                                                                                                    ==============



                      PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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30


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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS

                ALABAMA--2.4%
$  4,420,000    Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.)
                Ser. 1998, 1.99% (LOC: Citibank, N.A.) (Note C)                                           1.99     $    4,420,000
   2,840,000    Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 2.15%
                (LOC: First Union National Bank) (Note C)                                                 2.15          2,840,000
   4,650,000    Montgomery IDR Bonds (Anderson ALACO Lawn Proj.) 1.92% (LOC: U.S. Bank, N.A.) (Note C)    1.92          4,650,000
   4,500,000    Montgomery PCR Bonds (General Electric) 1.35%, due 2/12/03                                1.35          4,500,000
                                                                                                                   --------------
                                                                                                                       16,410,000
                                                                                                                   --------------
                ALASKA --0.1%
     335,000    Municipal Bond Bank Rev. Bonds, 4.25%, due 12/1/02 (Insured: FSA)                         1.55            335,737
                                                                                                                   --------------
                ARIZONA--0.3%
   2,200,000    Pima County IDA Rev. Bonds (Tucson Elec. Co. Proj.) 1.90%
                (LOC: Societe Generale) (Note C)                                                          1.90          2,200,000
                                                                                                                   --------------

                ARKANSAS--0.7%
   4,615,000    DFA Rev. Bonds (Conestoga Wood Proj.) 1.99% (LOC: First Union National Bank) (Note C)     1.99          4,615,000
                                                                                                                   --------------

                CALIFORNIA--7.9%
  13,000,000    Anaheim Hsg. Auth. Rev. Bonds (Fountains Anaheim Hills Proj.) 1.60%,
                mandatory put 2/1/03 (GIC: Bayerische Hypo -und Landesbank AG)                            1.60         13,000,000
   5,000,000    Higher Educ. Loan Auth., Ser. 1987A, 1.65%, put 7/1/03 (LOC: SLMA)                        1.65          5,000,000
   6,695,000    Muni. Sec. Trust, Ser. CMC3, 1.95% (LIQ: JPMorgan Chase Bank) (Notes C, E)                1.95          6,695,000
  16,125,845    Newman Capital Trust, Cl. A, Ser. 2001-1, 2.05% (LIQ: Freddie Mac) (Notes C, E)           2.05         16,125,845
  12,000,000    School Cash Reserve Prog. Auth., Ser. A, 3.00%, due 7/3/03 (Insured: AMBAC)               1.67         12,104,927
                                                                                                                   --------------
                                                                                                                       52,925,772
                                                                                                                   --------------

                COLORADO--3.8%
   1,600,000    Cherry Creek GO Bonds, 1.95% (LOC: Dresdner Bank AG ) (Note C)                            1.95          1,600,000
   3,765,000    Colorado Springs Rev. Bonds (Sinton Dairy Proj.) 2.00%
                (LOC: Wells Fargo Bank, N.A.) (Note C)                                                    2.00          3,765,000
     420,000    Denver City & Cty. Airport Rev. Bonds, Ser. 1992C, 6.75%,
                due 11/15/02 prerefunded @ 102 (Note D)                                                   1.60            429,215
   4,800,000    Denver City & Cty. Airport Rev. Bonds, Ser. 2000A, 1.50%, due 11/7/02
                (LOC: Bayerische Hypo -und Landesbank GZ, State Street Bank, WestLB AG)                   1.50          4,800,000
   5,000,000    Denver City & Cty. Airport Rev. Bonds, 2.00% (LIQ: Bank of New York) (Notes C, E)         2.00          5,000,000
   6,595,000    Denver City & Cty. Excise Tax Rev. Bonds (Colorado Convention Ctr. Proj.) 1.80%
                (LIQ: Dexia Credit Locale S.A.) (Note C)                                                  1.80          6,595,000
   2,400,000    Douglas Cty. Hsg. Rev. Bonds (Autumn Chase Proj.) 1.85% (LIQ: Freddie Mac) (Note C)       1.85          2,400,000
   1,000,000    Pitkin IDR Bonds (Aspen Skiing Co. Proj.) 1.95% (LOC: Bank One, N.A.) (Note C)            1.95          1,000,000
                                                                                                                   --------------
                                                                                                                       25,589,215
                                                                                                                   --------------

                DELAWARE--0.2%
   1,160,000    Wilmington Community Rev. Bonds, 1.99% (LOC: First Union National Bank) (Note C)          1.99          1,160,000
                                                                                                                   --------------

                DISTRICT OF COLUMBIA--7.0%
   7,000,000    Enterprise Zone Rev. Bonds (K-Mart Corp.) 2.45% (LOC: Bank of New York) (Note C)          2.45          7,000,000
     895,000    GO Bonds 6.00% prerefunded 6/1/03 @102 (Note D)                                           2.00            933,125
  12,000,000    HFA COP Rev. Bonds (Tyler House Apts. Proj.) Ser. 1995A, 2.05%
                (LOC: Landesbank Hessen-Thueringen GZ) (Note C)                                           2.05         12,000,000
  15,725,000    HFA Rev. Bonds, Ser. D, 2.00% (LIQ: Lehman Liquidity Co. LLC) (Notes C, E)                2.00         15,725,000
   7,300,000    Rev. Bonds (American National Red Cross) 1.45%, due 11/12/02 (LOC: Bank One, N.A.)        1.45          7,300,000
   4,000,000    Water & Sewer Rev. Bonds (Eagle Trust Certs.) 1.94% (LIQ: Citibank, N.A.) (Notes C, E)    1.94          4,000,000
                                                                                                                   --------------
                                                                                                                       46,958,125
                                                                                                                   --------------

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA--4.2%
$  2,000,000    Board of Educ. GO Bonds (ABN-Amro Munitops 1998) 1.89% (LIQ: ABN-Amro Munitops Bank)
                (Notes C, E)                                                                              1.89     $    2,000,000
   1,925,000    Broward Cty. HFA Rev. Bonds (Southern Pointe Proj.) 1.87% (LOC: Fannie Mae) (Note C)      1.87          1,925,000
     440,000    Celebration CDA Rev. Bonds, 2.00%, due 5/1/03 (Insured: MBIA)                             2.10            439,772
     360,000    Dunedin Hosp. Rev. Bonds (Mease Health Care) 4.85%, due 11/15/02 (Insured: MBIA)          2.10            360,374
   2,500,000    HFA Rev. Bonds (Heritage Pointe Proj.) 1.92% (LOC: Fannie Mae) (Note C)                   1.92          2,500,000
     300,000    Osceola Cty. Gas Tax Rev. Bonds, 5.50%, due 4/1/03 (Insured: FGIC)                        1.90            304,392
   1,800,000    St. Johns Cty. IDA Rev. Bonds (Coastal Health Investors Ltd. Proj.) Ser. 1986, 1.95%
                (LOC: SunTrust Bank) (Note C)                                                             1.95          1,800,000
   7,100,000    Sunrise Utility Sys. Rev. Bonds, Ser. PCR17, 2.10% (LIQ: Citibank, N.A.) (Notes C, E)     2.10          7,100,000
   6,000,000    Sunshine St. Governmental Fin. Comm. Rev. Bonds, Ser. G, 1.30%, due 12/5/02
                (SBPA: Landesbank Hessen-Thueringen GZ)                                                   1.30          6,000,000
   5,765,000    Volusia Cty. HFA Rev. Bonds (Fishermans Landing Apt. Proj.) 1.87%
                (LOC: Fannie Mae) (Note C)                                                                1.87          5,765,000
                                                                                                                   --------------
                                                                                                                       28,194,538
                                                                                                                   --------------

                GEORGIA--6.7%
   3,445,000    Dekalb Cty. Hsg. Auth. SFM Rev. Bonds, Ser. 1997A, 2.15%
                (LIQ: Bank of New York) (Notes C, E)                                                      2.15          3,445,000
   4,260,000    Fulton Cty. Facs. Corp. COP, 5.00%, due 11/1/02 (Insured: AMBAC)                          2.10          4,260,000
   1,400,000    Gwinnett Cty. IDR Bonds (Barco Inc. Proj.) 1.99%
                (LOC: First Union National Bank) (Note C)                                                 1.99          1,400,000
  10,000,000    Municipal Elec. Auth. Rev. Bonds, Ser. 1985, 1.50%, due 11/8/02
                (LOC: JPMorgan Chase Bank)                                                                1.30         10,000,000
   1,290,000    Municipal Elec. Auth. Rev. Bonds, Ser. 2000C, 1.75%
                (LOC: Bayerische Landesbank GZ, Landesbank
                Hessen-Thueringen GZ, WestLB AG) (Note C)                                                 1.75          1,290,000
  20,000,000    Road & Thruway Auth. Rev. Notes, 2.75%, due 11/20/02                                      2.30         20,000,000
   3,000,000    Savannah EDA Rev. Bonds (Snap 1&2 Apts. Proj.) 2.15% (GIC: Societe Generale) (Note C)     2.15          3,000,000
   1,700,000    Valdosta Lowndes Cty. IDR (Reames Cos. Proj.) Ser. 1998, 1.95%
                (LOC: Nationsbank, N.A.) (Note C)                                                         1.95          1,700,000
                                                                                                                   --------------
                                                                                                                       45,095,000
                                                                                                                   --------------

                ILLINOIS--5.3%
   1,350,000    Chicago MFH Rev. Bonds (Stone Terrace Apts. Proj.) 4.10%, due 3/20/03
                (LOC: Northern Trust Company)                                                             1.75          1,361,964
   4,480,000    Chicago Water Rev. Bonds (MERLOT) 1.65%, put 1/27/03
                (LIQ: First Union National Bank) (Note E)                                                 1.65          4,480,000
   1,575,000    DFA Rev. Bonds (D.E. Akin Seed Proj.) 2.00% (LOC: Bank One, N.A.) (Note C)                2.00          1,575,000
     800,000    DFA Rev. Bonds (Profile Plastics Proj.) 1.92% (LOC: LaSalle National Bank) (Note C)       1.92            800,000
   2,600,000    Educ. Facs. Auth. Rev. Bonds (Lincoln Park Society) 1.85%
                (LOC: LaSalle National Bank) (Note C)                                                     1.85          2,600,000
   1,535,000    Glenview GO Bonds, 2.00%, due 12/1/02                                                     1.50          1,535,625
   4,265,000    HDA Rev. Bonds (MERLOT) Ser. A10, 1.85%, put 2/17/03 (LIQ: Wachovia Corp.) (Note E)       1.55          4,268,685
   3,630,000    Lake Cty. Solid Waste Rev. Bonds, 2.10% (LOC: LaSalle National Bank) (Note C)             2.10          3,630,000
   1,700,000    Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 2.00%
                (LOC: Morgan Guaranty Trust) (Note C)                                                     2.00          1,700,000
     400,000    Lake Cty. Township HS SD #113 GO Bonds, 3.85%, due 12/1/02                                2.00            400,599
     700,000    Madison Cty. Envir. Rev. Bonds (Shell-Wood River Proj.) Ser. 1997A, 2.05% (Note C)        2.05            700,000
   1,130,000    North Aurora IDR Bonds (Oberweiss Dairy Inc. Proj.) 1.92%
                (LOC: LaSalle National Bank) (Note C)                                                     1.92          1,130,000
   2,330,000    Oswego IDR Bonds (Griffith Labs Proj.) 1.95% (LOC: LaSalle National Bank) (Note C)        1.95          2,330,000
   5,000,000    Paris IDR Bonds (Simonton Building Products Inc. Proj.) 2.00%
                (LOC: PNC Bank, N.A.) (Note C)                                                            2.00          5,000,000
   2,200,000    Richmond IDR (Maclean Fogg Co. Proj.) 2.00% (LOC: Bank of America, N.A.) (Note C)         2.00          2,200,000
     450,000    Sales Tax Rev. Bonds, 4.90%, due 6/15/03                                                  1.50            459,380
     800,000    Southwestern Ill. Dev. Auth. Solid Waste Disp. Rev. Bonds (Shell-Wood River Proj.)
                Ser. 92, 2.05% (Note C)                                                                   2.05            800,000
     955,000    Student Assistance Co. Rev. Bonds, 6.20%, due 3/1/03 (LIQ: SLMA)                          1.60            969,431
                                                                                                                   --------------
                                                                                                                       35,940,684
                                                                                                                   --------------


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32

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)            VALUE
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA--2.0%
$  1,950,000    Employment Dev. Commission Rev. Bonds (Fischer Enterprises Proj.) 2.00%
                (LOC: PNC Bank, N.A.) (Note C)                                                            2.00     $    1,950,000
   5,000,000    Indianapolis Airport Auth. Rev. Bonds, 1.60%, due 11/1/02 (LOC: Bank One, N.A.)           1.60          5,000,000
     500,000    Lawrence Cent. High School Bldg. Rev. Bonds, 4.70%, due 7/1/03 (Insured: MBIA)            1.50            507,977
   3,600,000    Marion EDR Bonds (Wesleyan Univ. Proj.) 1.90% (LOC: Bank One, N.A.) (Note C)              1.90          3,600,000
   1,250,000    New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.) 2.00%
                (LOC: PNC Bank, N.A.) (Note C)                                                            2.00          1,250,000
   1,300,000    Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA, Inc.) 2.10%
                (LOC: Bank One, N.A.) (Note C)                                                            2.10          1,300,000
                                                                                                                   --------------
                                                                                                                       13,607,977
                                                                                                                   --------------
                IOWA--0.4%
   2,900,000    Dubuque IDR Bonds (Jeld-Wen, Inc. Proj.) Ser. 1988, 2.11%
                (LOC: ABN-Amro Bank N.V.) (Note C)                                                        2.11          2,900,000
                                                                                                                   --------------

                KANSAS--2.8%
   4,680,000    Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 1.99%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.99          4,680,000
  14,445,000    Sedgewick Cty.  Mortgage Rev. Bonds
                (Roaring Forks Municipal Products LLC) Ser. 2002-8, 2.10%
                (LIQ: Bank of New York) (Notes C, E)                                                      2.10         14,445,000
                                                                                                                   --------------
                                                                                                                       19,125,000
                                                                                                                   --------------

                KENTUCKY--2.1%
   3,000,000    Carroll Cty. Solid Waste Rev. Bonds (North American Stainless) 1.85%
                (LOC: Fifth Third Bank) (Note C)                                                          1.85          3,000,000
   1,880,000    Cynthiana IDR Bonds (Bullard Co. Proj.) 2.00% (LOC: Bank One, N.A.) (Note C)              2.00          1,880,000
   3,095,000    Danville Multi-City Lease Rev. Bonds, 1.35%, due 11/1/02 (LOC: PNC Bank, N.A.)            1.35          3,095,000
   3,000,000    Mayfield IDR Bonds (Seaboard Farms of KY, Inc. Proj.) 1.95% (LOC: SunTrust Bank) (Note C) 1.95          3,000,000
   2,900,000    Morgantown Health Care Fac. Rev. Bonds (Southern Health Care Systems Proj.) 2.00%
                (LOC: Bank One, N.A.) (Note C)                                                            2.00          2,900,000
                                                                                                                   --------------
                                                                                                                       13,875,000
                                                                                                                   --------------

                LOUISIANA--0.5%
   1,300,000    Calcasieu Parish Pub. Trust Auth. Rev. Bonds (WPT Corp. Proj.) Ser. 1997, 1.95%
                (LOC: Morgan Guaranty Trust) (Note C)                                                     1.95          1,300,000
   2,000,000    Jefferson Parish IDR Bonds (George J. Ackel Sr. Proj.) 1.90%
                (LOC: Regions Bank) (Note C)                                                              1.90          2,000,000
                                                                                                                   --------------
                                                                                                                        3,300,000
                                                                                                                   --------------

                MAINE--0.3%
   2,000,000    Public Util. Fin. Rev. Bonds (Maine Public Service Co. Proj.) 1.95%
                (LOC: Bank of New York) (Note C)                                                          1.95          2,000,000
                                                                                                                   --------------


                MARYLAND--1.3%
   2,700,000    CDA Rev. Bonds, Ser. 2000CMC3, 2.00% (LIQ: JPMorgan Chase Bank) (Notes C, E)              2.00          2,700,000
   5,735,000    Frederick Cty. Rev. Bonds (Mount St. Mary's) Ser. B, 1.85% (LOC: SunTrust Bank) (Note C)  1.85          5,735,000
                                                                                                                   --------------
                                                                                                                        8,435,000
                                                                                                                   --------------

                MASSACHUSETTS--2.3%
   2,710,000    HEFA Rev. Bonds (Becker College) Ser. A1, 1.85% (LOC: Fleet National Bank) (Note C)       1.85          2,710,000
     700,000    IDA Rev. Bonds (October Co., Inc. Proj.) 1.95% (LOC: Fleet National Bank) (Note C)        1.95            700,000
   2,665,000    IDR Bonds (Frequency & Time Sys.) 2.00% (LOC: Wells Fargo Bank, N.A.) (Note C)            2.00          2,665,000
   8,000,000    North Adams BANS GO Notes, 2.40%, due 2/26/03                                             1.80          8,015,104
   1,400,000    Pittsfield BANS GO Notes, 2.75%, due 3/21/03                                              2.00          1,403,947
                                                                                                                   --------------
                                                                                                                       15,494,051
                                                                                                                   -------------

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)            VALUE
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN--1.3%
$  2,500,000    Building Auth. Rev. Bonds, 6.25%, due 10/1/03 (Insured: AMBAC)                            1.40     $    2,609,813
   4,600,000    Strategic Fund PCR Bonds (Clark Retirement Community Proj.) 1.80%
                (LOC: Fifth Third Bank) (Note C)                                                          1.80          4,600,000
   1,300,000    Strategic Fund PCR Bonds (Jo-Mar Family/Troy Tube & Mfg. Proj.) 1.95%
                (LOC: Fifth Third Bank) (Note C)                                                          1.95          1,300,000
                                                                                                                   -------------
                                                                                                                        8,509,813
                                                                                                                   -------------
                MINNESOTA--4.4%
   3,185,000    Bird Island-Olivia-Lake Lillia Aid GO Notes, 2.25%, due 9/8/03                            1.48          3,205,536
   4,925,000    Columbia Heights ISD GO Notes, 1.50%, due 9/29/03                                         1.45          4,927,149
   2,000,000    Minneapolis Multi-Family Hsg. Rev. Bonds (Seven Corners Apts. Proj.) 1.85%
                (LOC: Wells Fargo Bank, N.A.) (Note C)                                                    1.85          2,000,000
   8,195,000    Orono ISD #2 GO Notes, 2.25%, due 8/25/03                                                 1.57          8,239,488
   2,700,000    South St. Paul ISD GO Notes, 2.25%, due 9/29/03                                           1.42          2,720,077
   5,000,000    St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 2.00%
                (LOC: Lasalle National Bank) (Note C)                                                     2.00          5,000,000
   3,400,000    Westonka ISD Notes, 2.25%, due 9/30/03                                                    1.42          3,425,351
                                                                                                                   --------------
                                                                                                                       29,517,601
                                                                                                                   --------------
                MISSISSIPPI--0.2%
   1,200,000    Business Fin. Corp. IDR Bonds (Lehman-Roberts Co. Proj.) Ser. A, 2.00%
                (LOC: Nationsbank, N.A.) (Note C)                                                         2.00          1,200,000
                                                                                                                   --------------
                MISSOURI--0.1%
     500,000    Regional Convention & Sports Complex Auth. Rev. Bonds, 6.90%,
                prerefunded 8/15/03@100 (Note D)                                                          1.50            520,994
                                                                                                                   --------------
                MONTANA--0.2%
   1,300,000    Butte Silver Bow PCR Bonds (Rhone-Poulenc Inc. Proj.) 1.95%
                (LOC: Banque Nationale de Paris) (Note C)                                                 1.95          1,300,000
                                                                                                                   --------------
                NEBRASKA--0.2%
   1,555,000    Inv. Fin. Auth. Rev. Bonds, (Nebraska Methodist Hosp.) 5.00%, due 11/1/02 (Insured: MBIA) 1.70          1,555,000
                                                                                                                   --------------
                NEW HAMPSHIRE--2.0%
   6,205,000    Business Fin. Auth. Rev. Bonds (Foundation for Seacoast Health) Ser. A, 1.90%
                (LOC: Fleet National Bank) (Note C)                                                       1.90          6,205,000
   6,300,000    Business Fin. Auth. Rev. Bonds (Wiggins Airway Inc. Proj.) 2.05%
                (LOC: Fleet National Bank) (Note C)                                                       2.05          6,300,000
   1,250,000    Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser. B, 2.05%
                (LOC: PNC Bank, N.A.) (Note C)                                                            2.05          1,250,000
                                                                                                                   --------------
                                                                                                                       13,755,000
                                                                                                                   --------------

                NEW JERSEY--0.4%
   2,500,000    Hsg. & Mortgage Fin. Agency, Ser. C, 2.30%, due 5/1/03 (Insured: FSA)                     2.24          2,500,718
                                                                                                                   --------------

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34

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO--0.9%
$  1,100,000    Albuquerque IDR Bonds (CVI Laser Corp. Proj.) Ser. 1998, 2.00%
                (LOC: Nationsbank, N.A.) (Note C)                                                         2.00     $    1,100,000
   1,240,000    Albuquerque IDR Bonds (Karsten Co. of New Mexico) Ser. 1997A, 2.20%
                (LOC: Bank One, N.A.) (Note C)                                                            2.20          1,240,000
   3,200,000    Farmington IDR Bonds (Independent Mobility Sys. Proj.) Ser. A, 2.00%
                (LOC: Bank of America) (Note C)         2.00  3,200,000
     325,000    Mortgage Fin. Auth. Rev. Bonds (Eagle Trust) 2.20% (LIQ: Citibank, N.A.) (Notes C, E)     2.20            325,000
                                                                                                                   -------------
                                                                                                                        5,865,000
                                                                                                                   --------------
                NORTH CAROLINA--1.1%
   1,000,000    Burke Cty. PCR Bonds (Jobst Institute Inc. Proj.) 1.95%
                (LOC: Wachovia Bank, N.A.) (Note C)                                                       1.95          1,000,000
   3,500,000    Capital Fin. Fac. Rev. Bonds (Cannon School Proj.) 1.85% (LOC: SunTrust Bank) (Note C)    1.85          3,500,000
   3,325,000    Mecklenberg Cty. IFA Rev. Bonds (Chiron America Inc. Proj.) 1.95%
                (LOC: Bank of America, N.A.) (Note C)                                                     1.95          3,325,000
                                                                                                                   --------------
                                                                                                                        7,825,000
                                                                                                                   --------------
                OHIO--1.8%
   8,900,000    Columbus GO Bonds, 1.75% (LIQ: WestLB AG) (Note C)                                        1.75          8,900,000
   3,505,000    Franklin Cty. IDR Bonds (IDS Acquisition Corp. Proj.) 2.10% (LOC: Bank One, N.A.) (Note C)2.10          3,505,000
                                                                                                                   --------------
                                                                                                                       12,405,000
                                                                                                                   --------------
                OKLAHOMA--2.9%
     225,000    Capitol Imp. Auth. Rev. Bonds, 2.00%, due 9/1/03 (Insured: AMBAC)                         1.40            226,108
     545,000    DFA Rev. Bonds, 2.00%, due 2/1/03 (Insured: AMBAC)                                        1.80            545,269
   4,000,000    Tulsa Parking Auth. Rev. Bonds (Williams Center Proj.) Ser. A, 1.80%, put 11/15/02
                (LOC: Bank of America, N.A.)                                                              1.80          4,000,000
  14,465,000    Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 1.30%, put 3/3/03
                (SBPA: Bayerische Landesbank GZ)                                                          1.30         14,465,000
                                                                                                                   -------------
                                                                                                                       19,236,377
                                                                                                                   -------------
                OREGON--0.6%
   3,800,000    Hillsboro Rev. Bonds (Oregon Graduate Institute) 1.90% (LOC: Comerica, Inc.) (Note C)     1.90          3,800,000
     500,000    Portland Urban Renewal Rev. Bonds, 2.50%, due 6/1/03 (Insured: AMBAC)                     1.80            502,007
                                                                                                                   --------------
                                                                                                                        4,302,007
                                                                                                                   --------------

                PENNSYLVANIA--4.4%
   2,800,000    Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (Central Blood Bank) 1.90%
                (LOC: PNC Bank, N.A.) (Note C)                                                            1.90          2,800,000
   1,100,000    Bethel Township IDA Rev. Bonds (Brentwood Industries Inc. Proj.) 1.99%
                (LOC: First Union National Bank) (Note C)                                                 1.99          1,100,000
   8,820,000    Cambria Cty. IDA Rev. Bonds (Cambria Cogen Co. Proj.) Ser. 1998A2, 1.90%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       1.90          8,820,000
   1,000,000    Erie Cty. Hosp. Auth. Rev. Bonds (Hamot Health) 4.25%, due 5/15/03 (Insured: AMBAC)       2.15          1,011,032
   1,200,000    Higher Educ. Rev. Bonds (Carlow College) Ser. B2, 2.15%, put 11/1/02
                (LOC: PNC Bank, N.A.)                                                                     2.15          1,200,000
   2,450,000    Higher Educ. Rev. Bonds (Messiah College) Ser. C2, 2.15%, put 11/1/02
                (LOC: PNC Bank, N.A.)                                                                     2.15          2,450,000
   2,800,000    Higher Educ. Rev. Bonds (Wilkes College) Ser. B8, 2.15%, put 11/1/02
                (LOC: PNC Bank, N.A.)                                                                     2.15          2,800,000
   1,900,000    Higher Educ. Rev. Bonds, Ser. 8, 2.15%, put 7/1/03 (Insured: FSA)                         2.20          1,906,177
   2,300,000    Pennsylvania EDA Rev. Bonds (SJ Bailey & Sons, Inc. Proj.) 2.00%
                (LOC: PNC Bank, N.A.) (Note C)                                                            2.00          2,300,000
   1,600,000    Philadelphia IDR Bonds (Henry H. Ottens Mfg. Proj.) 2.04%
                (LOC: First Union National Bank) (Note C)                                                 2.04          1,600,000
   3,450,000    Westmoreland Cty. IDA Rev. Bonds (Advance USA Proj.) Ser. 1999A, 2.00%
                (LOC: PNC Bank, N.A.) (Note C)                                                            2.00          3,450,000
                                                                                                                   --------------
                                                                                                                       29,437,209
                                                                                                                   --------------

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                                                                                                                            35
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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                RHODE ISLAND--0.4%
$    550,000    Coventry GO Bonds, 5.00%, due 11/1/02 (Insured: AMBAC)                                    2.00     $      550,000
   2,500,000    Ind. Fac. Corp. IDR Bonds (NFA Corp. Proj.) 2.05% (LOC: Fleet National Bank) (Note C)     2.05          2,500,000
                                                                                                                   --------------
                                                                                                                        3,050,000
                                                                                                                   --------------
                SOUTH CAROLINA--4.3%
   4,000,000    Greenville City & Cty. IDR Bonds (Stevens Aviation Tech. Serv. Facs. Proj.)
                Ser. 97, 1.99% (LOC: First Union National Bank) (Note C)                                  1.99          4,000,000
   1,700,000    Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 1.99%
                (LOC: First Union National Bank) (Note C)                                                 1.99          1,700,000
   1,860,000    Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999A, 2.00%
                (LOC: PNC Bank, N.A.) (Note C)                                                            2.00          1,860,000
   4,210,000    Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B, 2.00%
                (LOC: PNC Bank, N.A.) (Note C)                                                            2.00          4,210,000
   2,400,000    Jobs EDA Rev. Bonds (Klockner Namasco Proj.) 1.95%
                (LOC: Bayerische Landesbank GZ) (Note C)                                                  1.95          2,400,000
   6,700,000    Jobs EDA Rev. Bonds (Zeuna Starker USA, Inc. Proj.) 1.90%
                (LOC: Bank of America, N.A.) (Note C)                                                     1.90          6,700,000
   8,000,000    Port Auth. Rev. Bonds (ABN-Amro Munitops #7) 1.94%
                (LIQ: ABN-Amro Bank, N.V.) (Notes C, E)                                                   1.94          8,000,000
                                                                                                                   --------------
                                                                                                                       28,870,000
                                                                                                                   --------------


                SOUTH DAKOTA--0.4%
   2,485,000    Sioux Falls Rev. Bonds (Evangelical Lutheran Proj.) 2.00% (SBPA: Norwest Corp.) (Note C)  2.00          2,485,000
                                                                                                                   --------------


                TENNESSEE--3.2%
   3,250,000    Franklin Cty. IDB (Franklin Ind. Inc. Proj.) 2.10% (LOC: Nationsbank, N.A.) (Note C)      2.10          3,250,000
     265,000    HDA Rev. Bonds, Ser. 2001-3A, 2.85%, due 1/1/03                                           2.70            265,064
   3,800,000    Hendersonville Hsg. IDB (Windsor Park Proj.) 1.85% (LIQ: Fannie Mae) (Note C)             1.85          3,800,000
  10,000,000    Metropolitan Government Davidson Cty. GO Bonds (ABN-Amro Munitops) Ser. 1999-1, 1.91%
                (LIQ: ABN-Amro Bank, N.V.) (Notes C, E)                                                   1.91         10,000,000
   4,000,000    Metropolitan Government Davidson Cty. MFH Rev. Bonds (Timberlake Proj.) 1.85%
                (LOC: Fannie Mae) (Note C)                                                                1.85          4,000,000
                                                                                                                   --------------
                                                                                                                       21,315,064
                                                                                                                   --------------

                TEXAS--5.3%
   3,595,000    Bexar Cty. Hsg. Rev. Bonds (Eagle Trust) Ser. 94C4301, 2.00%
                (LIQ: Citibank, N.A.) (Notes C, E)                                                        2.00          3,595,000
   9,900,000    Brazos River Auth. Rev. Bonds (Util. Elec. Co. Proj.)
                Ser. 2001CC3, 2.40% (LIQ: Bank of New York) (Notes C, E)                                  2.40          9,900,000
     750,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Citgo Petroleum Corp. Proj.)
                Ser. 1999, 2.10% (LOC: Banque Nationale de Paris) (Note C)                                2.10            750,000
   1,869,000    Houston Airport Rev. Bonds (ABN-Amro Munitops Trust Cert.) Ser.1998-15, 1.95%
                (LIQ: ABN-Amro Bank, N.V.) (Notes C, E)                                                   1.95          1,869,000
   4,500,000    Pasadena ISD GO Bonds, 2.25%, put 4/1/03 (GTY: Texas Permanent School Fund)               2.20          4,500,912
     400,000    Port Houston Rev. Bonds, 3.00%, due 11/1/02 (Insured: FSA)                                2.00            401,952
   5,000,000    Richardson ISD GO Bonds, 2.24%, put 4/1/03 (GTY: Texas Permanent School Fund)             2.18          5,001,220
   2,000,000    San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.)
                Ser. 1998, 2.00% (LOC: Nationsbank, N.A.) (Note C)                                        2.00          2,000,000
   3,000,000    San Marcos IDC Rev. Bonds (TB Woods Inc. Proj.) 2.00% (LOC: PNC Bank, N.A.) (Note C)      2.00          3,000,000
   4,600,000    Texas Veterans Hsg. Rev. Bonds, Ser. 1994A-1, 2.00% (Note C)                              2.00          4,600,000
                                                                                                                   --------------
                                                                                                                       35,618,084
                                                                                                                   --------------

                UTAH--0.4%
     250,000    Board of Regents Rev. Bonds, 6.10%, due 11/1/02 (Insured: AMBAC)                          1.75            250,000
   1,325,000    Eagle Mountain Gas & Electric Rev. Bonds, 1.80% (LOC: BNP Paribas) (Note C)               1.80          1,325,000
   1,000,000    Trementon City IDR Bonds (La-Z-Boy Chair Co. Proj.) Ser. 1990, 1.95%
                (LOC: Bank One, N.A.) (Note C)                                                            1.95          1,000,000
                                                                                                                   --------------
                                                                                                                        2,575,000
                                                                                                                   --------------

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36

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VARIOUS STATES--2.6%
$  1,665,000    Greystone Tax Exempt Cert. Rev. Bonds, Ser. 1998-2, 2.03%
                (LOC: Credit Suisse First Boston) (Notes C, E)                                            2.03     $    1,665,000
   3,000,000    Newman Capital Trust Rev. Bonds, Cl. A, Ser. 2001-1, 2.10%
                (LIQ: Freddie Mac) (Notes C, E)                                                           2.10          3,000,000
   5,436,398    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1998-2, 2.50% put 10/8/03
                (LIQ: Pitney Bowes Credit Corp.) (Note E)                                                 2.00          5,436,398
   7,659,578    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1999-2, 2.00% put 10/15/03
                (LIQ: Pitney Bowes Credit Corp.) (Note E)                                                 2.00          7,659,578
                                                                                                                   --------------
                                                                                                                       17,760,976
                                                                                                                   --------------
                VERMONT--0.5%
   3,350,000    Hsg. Fin. Agency Rev. Bonds, Ser. 13C, 4.60%, due 4/25/03                                 4.60          3,350,000
                                                                                                                   --------------
                VIRGINIA--2.0%
   8,000,000    Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601, 1.94% (LIQ: Citibank, N.A.) (Notes C, E)  1.94          8,000,000
   1,000,000    Halifax Cty. IDA Rev. Bonds (O' Sullivan Industries Proj.) 2.05%
                (LOC: Wachovia Bank, N.A.) (Note C)                                                       2.05          1,000,000
   2,900,000    King George Cty. IDA Rev. Bonds (Garnet of VA Inc. Proj.) 1.95%
                (LOC: Morgan Guaranty Trust) (Note C)                                                     1.95          2,900,000
   1,300,000    Suffolk Redev. & Hsg. Rev. Bonds (Oak Springs Apartments Proj.) 1.85%
                (LOC: Freddie Mac) (Note C)                                                               1.85          1,300,000
                                                                                                                   --------------
                                                                                                                       13,200,000
                                                                                                                   --------------
                WASHINGTON--6.8%
   3,410,000    Econ. DFA Rev. Bonds (Waste Management Proj.) Ser. 2000I, 1.95%
                (LOC: Fleet National Bank) (Note C)                                                       1.95          3,410,000
   2,200,000    EDA Rev. Bonds (Ace Tank  Proj.) 2.10% (LOC: US Bank, N.A.) (Note C)                      2.10          2,200,000
     900,000    EDA Rev. Bonds (Seadrunar Proj.) 1.90% (LOC: US Bank, N.A.) (Note C)                      1.90            900,000
   7,420,000    HFC Rev. Bonds (Boardwalk Apts. Proj.) 2.10% (LOC: US Bank, N.A.) (Note C)                2.10          7,420,000
   6,200,000    HFC Rev. Bonds (Bremerton Senior Living) 1.90% (LOC: Fannie Mae) (Note C)                 1.90          6,200,000
   2,000,000    HFC Rev. Bonds (Lake Washington Apt. Proj.) 1.90% (LOC: Bank of America, N.A.) (Note C)   1.90          2,000,000
   2,000,000    HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 1.95%
                (LOC: Fannie Mae) (Note C)                                                                1.95          2,000,000
  10,900,000    HFC Rev. Bonds (Mill Plain Crossing Proj.) 1.90%
                (LOC: Harris Trust & Savings Bank) (Note C)                                               1.90         10,900,000
   2,250,000    HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 2.10% (LOC: US Bank, N.A.) (Note C)    2.10          2,250,000
   4,620,000    HFC Rev. Bonds (Woodlands Proj.) Ser. A, 1.90% (LOC: Fannie Mae) (Note C)                 1.90          4,620,000
   1,200,000    Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 2.10% (LOC: US Bank, N.A.) (Note C)   2.10          1,200,000
     900,000    Port of Seattle IDR Bonds (Alaska Airlines Inc.) 1.85% (LOC: Bank of New York) (Note C)   1.85            900,000
   2,000,000    Port of Seattle Rev. Bonds, Ser. 1997, 2.00% (LOC: Bank of New York) (Note C)             2.00          2,000,000
                                                                                                                   --------------
                                                                                                                       46,000,000
                                                                                                                   --------------
                WEST VIRGINIA--0.8%
   5,600,000    Public Energy Auth. Rev. Bonds (Morgantown Energy Assoc. Proj.)
                Ser. 1989A, 1.25%, due 11/14/02 (LOC: Credit Locale de France)                            1.25          5,600,000
                                                                                                                   --------------

                WISCONSIN--2.1%
     200,000    GO Bonds, 4.45%, due 11/1/02                                                              2.00            200,000
   2,300,000    Grand Chute IDR Bonds (Surface Mount Technology Proj.) 2.20%
                (LOC: Bank One, N.A.) (Note C)                                                            2.20          2,300,000
   8,000,000    HEFA Rev. Bonds (Divine Savior Healthcare) Ser. B, 1.90% (LOC: US Bank, N.A.) (Note C)    1.90          8,000,000
   1,835,000    Hsg. & Econ. Dev. Auth. Rev. Bonds (MERLOT) Ser. B12, 1.99%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.99          1,835,000
   1,550,000    Janesville IDR Bonds (Freedom Plastics Inc. Proj.) 1.92%
                (LOC: LaSalle National Bank) (Note C)                                                     1.92          1,550,000
                                                                                                                   ---------------
                                                                                                                       13,885,000
                                                                                                                   ---------------

                TOTAL MUNICIPAL OBLIGATIONS (Cost $669,799,942)--99.6%                                                669,799,942

                OTHER ASSETS AND LIABILITIES, NET--0.4%                                                                 2,546,268
                                                                                                                   ---------------
                NET ASSETS--100.0%                                                                               $    672,346,210
                                                                                                                   ===============



                  PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.


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
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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                       CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MUNICIPAL  OBLIGATIONS

                CALIFORNIA--91.6%
$  3,500,000    Abag Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 2.00%
                (LOC: Allied Irish Banks, PLC) (Note C)                                                   2.00        $   3,500,000
   2,100,000    Alameda Contra Costa Schools Rev. Bonds, Ser. A, 1.90%
                (LOC: Bank of Nova Scotia) (Note C)                                                       1.90            2,100,000
   9,000,000    Alameda Corridor Trans. Auth. Rev. Bonds
                (Trust Receipts) Ser. CMC1, 1.90% (LIQ: JP Morgan Chase Bank) (Notes C, E)                1.90            9,000,000
     200,000    Alternative Energy Source Fin. Auth. Rev. Bonds, Ser. 1986, 1.55%
                (LOC: Banque Nationale de Paris) (Note C)                                                 1.55              200,000
   7,244,000    Anaheim Hsg. Auth. Rev. Bonds
                (Fountains Anaheim Hills Proj.) 1.60%, mandatory put 2/1/03
                (GIC: Bayerische Landesbank GZ)                                                           1.60            7,244,000
   4,500,000    Big Bear Lake Rev. Bonds (SW Gas Corp. Proj.) Ser. A, 1.95%
                (LOC: KBC Bank, NV) (Note C)                                                              1.95            4,500,000
   2,000,000    Chula Vista Charter City Rev. Bonds (Home Depot Inc. Proj.) 1.80%
                (LOC: Wachovia Bank, N.A.) (Note C)                                                       1.80            2,000,000
   4,000,000    Community College Fin. Auth. GO TRANS, 3.00%, due 6/30/03                                 1.68            4,034,270
   5,400,000    Contra Costa Cty. MFH Rev. Bonds (Park Regency) 1.90% (LOC: State Street Bank) (Note C)   1.90            5,400,000
   5,000,000    EFA Rev. Bonds (Stanford Univ.) Ser. L3, 1.75% (Note C)                                   1.75            5,000,000
   3,000,000    Fresno Airport (MERLOT) Ser. 2000B1, 1.99% (LIQ: First Union National Bank) (Notes C, E)  1.99            3,000,000
   8,000,000    GO Bonds (CMC) 1.95% (LIQ: JPMorgan Chase Bank) (Notes C, E)                              1.95            8,000,000
   8,981,000    Health Facs. Fin. Auth. Rev. Bonds (Pooled Loan Prog.) Ser. B, 1.85%
                (SBPA: FGIC) (Note C)                                                                     1.85            8,981,000
   5,000,000    Health Facs. Fin. Auth. Rev. Bonds (Scripps Health) Ser. A, 1.85%
                (LOC: Bank One, N.A.) (Note C)                                                            1.85            5,000,000
   6,550,000    Infrastructure & EDR Bonds (Independent Systems) Ser. B, 1.85%
                (SBPA: WestLB AG, Bayerische Landesbank GZ, Morgan Guaranty Trust) (Note C)               1.85            6,550,000
   7,700,000    Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 1.90% (LOC: Fannie Mae) (Note C)   1.90            7,700,000
   2,000,000    Livermore COP Rev. Bonds, 1.85% (LIQ: Dexia Credit Locale S.A.) (Note C)                  1.85            2,000,000
     700,000    Los Angeles Cty. IDB (Alameda  Properties) 1.90% (LOC: Bank of America N.A.) (Note C)     1.90              700,000
  10,000,000    Los Angeles Cty. MTA Rev. Bonds, Ser. A, 1.20%, due 11/1/02
                (LOC: Landesbank Hessen Theuringen GZ,
                Bank of America, JPMorgan Chase Bank, Bayerische Hypo -und Vereinsbank AG)                1.20           10,000,000
   1,300,000    Los Angeles Cty. Pension Obligation Rev. Bonds, Ser. B, 1.80%
                 (SBPA: Credit Local de France) (Note C)                                                  1.80            1,300,000
   3,545,000    Los Angeles Hsg. Rev. Bonds, Ser. A, 1.80% (LOC: FHLB) (Note C)                           1.80            3,545,000
   7,600,000    Los Angeles Hsg. Rev. Bonds, Ser. K, 1.80% (LOC: FHLB) (Note C)                           1.80            7,600,000
   1,200,000    Los Angeles Multi-Family Rev. Bonds (Museum Terrace Apts) Ser. H, 1.85%
                (LOC: Bank of America N.A.) (Note C)                                                      1.85            1,200,000
     200,000    Los Angeles USD GO Bonds, 4.10%, due 11/1/02 (Insured: FSA)                               1.50              200,000
   4,943,850    Newman Capital Trust, Cl. A, Ser. 2001-1, 2.05% (LIQ: Freddie Mac) (Notes C, E)           2.05            4,943,850
   1,300,000    Ontario IDA Rev. Bonds (Winsford Partners) Ser. A, 1.90% (LOC: Citibank, N.A.) (Note C)   1.90            1,300,000
   1,850,000    PCFA Rev. Bonds (Exxon) Ser. 89, 1.90% (Note C)                                           1.90            1,850,000
   1,160,000    PCFA Rev. Bonds (Taormina Industries Inc. Proj.) Ser. 1994, 1.90%
                (LOC: Bank of America N.A.) (Note C)                                                      1.90            1,160,000
   1,600,000    PCFA Rev. Bonds (Taormina Industries Inc. Proj.)
                Ser. A, 1.90% (LOC: Bank of America N.A.) (Note C)                                        1.90            1,600,000
   1,900,000    PCFA Solid Waste Rev. Bonds (Shell Oil Co. Proj.) Ser. 1994A, 2.00% (Note C)              2.00            1,900,000
   1,225,000    Placentia-Yorba Linda Rev. Bonds, 3.00%, due 8/1/03 (Insured: FGIC)                       1.45            1,239,050
     500,000    Port of Oakland Rev. Bonds, Ser. H, 4.70%, due 11/1/02 (Insured: MBIA)                    1.97              500,000
   1,840,000    Riverside Cty. IDA Rev. Bonds (Merrick Engineering Inc.) 2.05%
                (LOC: Wells Fargo & Co.) (Note C)                                                         2.05            1,840,000
   8,440,000    Riverside Hsg. Auth. Rev. Bonds (Woodcreek Proj.) 1.85% (LIQ: Freddie Mac) (Note C)       1.85            8,440,000
   4,860,000    Rural MFA Rev. Bonds (Roaring Forks Muni Products) Ser. 2001A, 2.05%
                (LIQ: Bank of New York) (Notes C, E)                                                      2.05            4,860,000
   3,910,000    Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT) Ser. 2000SSS, 1.94%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.94            3,910,000
   2,000,000    Sacramento MUD (MERLOT) Ser. 2000 A10, 1.94%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.94            2,000,000
   4,000,000    Sacramento MUD Elec. Rev. Bonds (Muni Trust Receipts)
                Ser. SGB4, 1.85% (LIQ: Societe Generale) (Notes C, E)                                     1.85            4,000,000
     890,000    San Diego Cty. COP (Motorola Proj.) 2.00%, due 2/1/03 (Insured: FSA)                      1.40              891,320

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38

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                       CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

$  1,000,000    San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 2.00%
                (LOC: Allied Irish Bank) (Note C)                                                         2.00         $  1,000,000
   2,100,000    San Diego MFH Rev. Bonds, 1.85% (LOC: Fifth Third Bank) (Note C)                          1.85            2,100,000
     938,000    Santa Clara Cty. Hosp. Facs. Rev. Bonds (El Camino Hosp.) 2.00%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       2.00              938,000
     800,000    Santa Cruz Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts.) Ser. A, 1.85%
                (LOC: Wells Fargo & Co.) (Note C)                                                         1.85              800,000
   8,000,000    School Cash Reserve Prog. Auth., Ser. A, 3.00%, due 7/3/03                                1.67            8,069,951
   3,000,000    South Bay Regional Communications Rev. Bonds (Hawthorne Proj.) 1.80%
                (LOC: Allied Irish Banks, PLC) (Note C)                                                   1.80            3,000,000
   7,065,000    Southern Cal Pub. Power Auth. Rev. Bonds (Southern Transmission) 1.80%
                (LOC: Barclays Bank, PLC) (Note C)                                                        1.80            7,065,000
   2,435,000    Statewide CDA Rev. Bonds (Bayport Proj.) Ser. LL4, 2.00% put 4/1/03 (GIC: AIG)            2.00            2,435,000
     700,000    Statewide CDA Rev. Bonds (Bayport Proj.) Ser. LL5, 2.00% put 4/1/03 (GIC: AIG)            2.00              700,000
   3,600,000    Statewide CDA Rev. Bonds (Chevron USA) Ser. 1994, 2.05% (Note C)                          2.05            3,600,000
  13,500,000    Statewide CDA Rev Bonds (Pavillions Apts.) Ser. M, 1.90% (LOC: Fannie Mae) (Note C)       1.90           13,500,000
   7,600,000    Transit Fin. Auth. Rev. Bonds, Ser. 1997, 1.85%
                (SBPA: Credit Suisse First Boston) (Note C)                                               1.80            7,600,000
   9,200,000    Univ. of Cal. Board of Regents, CP Notes, Ser. A, 1.10%, due 11/13/02                     1.10            9,200,000
   4,000,000    Univ. of Cal. Board of Regents, CP Notes, Ser. A, 1.60%, due 12/10/02                     1.60            4,000,000
   3,880,000    Univ. of Cal. Board of Regents, CP Notes, Ser. A, 1.25%, due 2/12/03                      1.25            3,880,000
     910,000    Univ. of Cal. Rev. Bonds (Research Facs.) 10.00%, due 9/1/03 (Insured: FSA)               1.45              973,987
   6,000,000    Watereuse Fin. Auth. Rev. Bonds, 1.85% (SBPA: Credit Suisse First Boston) (Note C)        1.85            6,000,000
  10,700,000    West Basin Muni. Water Dist. Rev. Bonds (Phase III Recycled Water) Ser. A, 1.85%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       1.85           10,700,000
                                                                                                                     --------------
                                                                                                                        234,750,428
                                                                                                                     --------------

                PUERTO RICO--6.5%
   4,705,000    Children's Trust Fund Rev. Bonds (Tobacco ROC 39) 2.00%
                (LIQ: Salomon Smith Barney) (Notes C, E)                                                  2.00            4,705,000
   4,700,000    Commonwealth TOC's Trust, Ser. 2001-1, 1.95% (LIQ: Bank of New York) (Notes C, E)         1.95            4,700,000
   7,000,000    Telephone Auth. Rev. Bonds, 5.31%, due 1/23/03, prerefunded @101.5 (Note D)               2.15            7,156,743
                                                                                                                     --------------
                                                                                                                         16,561,743
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS (Cost $251,312,171)--98.1%                                                  251,312,171

                OTHER ASSETS AND LIABILITIES, NET--1.9%                                                                   5,026,376
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                   $  256,338,547
                                                                                                                     ==============



                  PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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
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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK--91.0%
$    825,000    Averill Park CSD GO Bonds, 2.50%, due 5/1/03 (Insured: FSA)                               2.00          $   827,010
     800,000    Averill Park CSD GO Bonds, 2.50%, due 6/15/03 (Insured: FSA)                              2.00              802,431
   4,500,000    Babylon IDA Rev. Bonds (Ogden Martin Proj.) 1.95% (SBPA: JPMorgan Chase Bank) (Note C)    1.95            4,500,000
     235,000    Batavia CSD GO Bonds, 4.35%, due 6/15/03 (Insured: FSA)                                   1.45              239,167
     400,000    Broadalbin CSD GO Bonds, 2.50%, due 6/15/03 (Insured: FSA)                                2.00              401,218
   1,000,000    Buffalo GO RANS, 2.50%, due 6/27/03 (Insured: FGIC)                                       1.52            1,006,292
     850,000    Delaware Cty. Public Imp. GO Bonds, 3.50%, due 10/15/03 (Insured: MBIA)                   1.45              866,427
   1,750,000    Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30, 1.91% (LOC: KBC Bank NV) (Notes C, E)           1.91            1,750,000
   5,500,000    Dorm. Auth. Rev. Bonds (Mt. Sinai Hosp.) 1.28%, due 12/5/02 (LOC: JPMorgan Chase Bank)    1.30            5,500,000
     545,000    Eden CSD GO Bonds, 2.50%, due 6/1/03 (Insured: MBIA)                                      1.75              547,338
   4,200,000    Energy Research & Dev. Auth. PCR Bonds (Orange & Rockland Ctys.) Ser. A, 1.80%
                (LIQ: Societe Generale) (Note C)                                                          1.80            4,200,000
   2,000,000    Erie Cty. Water Auth. Rev. Bonds, Ser. A, 1.80%
                (SBPA: National Australia Bank Ltd.) (Note C)                                             1.80            2,000,000
   2,805,000    Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 1.85% (LOC: FHLB) (Note C)         1.85            2,805,000
   4,000,000    HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A, 1.90% (LOC: Fannie Mae) (Note C)         1.90            4,000,000
   2,600,000    HFA Rev. Bonds (363 West 30th St.) 1.90% (LOC: Fleet National Bank) (Note C)              1.90            2,600,000
   4,000,000    HFA Rev. Bonds (66 West 38th St.) 1.95%
                (LOC: Bayerische Hypo -und Vereinsbank GZ) (Note C)                                       1.95            4,000,000
   1,400,000    HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 1.95% (LOC: FHLB) (Note C)                1.95            1,400,000
   1,100,000    HFA Rev. Bonds (Normandie Court) 1.80% (LOC: Landesbank Hessen-Thueringen GZ) (Note C)    1.80            1,100,000
   4,000,000    HFA Rev. Bonds (Saxony Proj.) Ser. A, 1.90% (LOC: Fannie Mae) (Note C)                    1.90            4,000,000
   2,000,000    Local Govt. Assistance Corp. Rev. Bonds, Ser. D, 1.75% (LOC: Societe Generale) (Note C)   1.75            2,000,000
   6,000,000    Local Govt. Assistance Corp. Rev. Bonds, Ser. E, 1.80% (LOC: 50% Societe Generale,
                50% Landesbank Hessen-Thueringen GZ) (Note C)                                             1.80            6,000,000
     200,000    Local Govt. Assistance Corp. Rev. Bonds, 5.00%, due 4/1/03 (Insured: MBIA)                1.65              202,750
   4,100,000    Local Govt. Assistance Corp. Rev. Bonds, Ser. G, 1.80%
                (LOC: Bank of Nova Scotia) (Note C)                                                       1.80            4,100,000
   3,300,000    Local Govt. Assistance Corp. Rev. Bonds, 1.80% (LOC: Bayerische Landesbank GZ) (Note C)   1.80            3,300,000
     400,000    Middletown CSD GO Bonds, 4.75%, due 11/1/02 (Insured: FGIC)                               1.70              400,000
   1,625,000    Mortgage Agency Rev. Bonds (MERLOT) Ser. A11, 1.91% (LIQ: First Union National Bank)
                (Notes C, E)                                                                              1.91            1,625,000
   1,380,000    Mortgage Agency Rev. Bonds (MERLOT) Ser. A33, 1.91% (LIQ: First Union National Bank)
                (Notes C, E)                                                                              1.91            1,380,000
   1,085,000    Mortgage Agency Rev. Bonds (MERLOT) Ser. B03, 1.96% (LIQ: First Union National Bank)
                (Notes C, E)                                                                              1.96            1,085,000
     500,000    Mortgage Agency Rev. Bonds (Muni Trust Rec.) Ser. CMC1, 2.00%
                (LIQ: JPMorgan Chase Bank) (Notes C, E)                                                   2.00              500,000
   1,500,000    MTA Rev. Bonds (MERLOT) Ser. A43, 1.91% (LIQ: Wachovia Bank, N.A.) (Notes C, E)           1.91            1,500,000
   4,750,000    Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. A, 1.70%
                (LIQ: Dexia Credit Locale S.A.) (Note C)                                                  1.70            4,750,000
   3,905,000    NYC Cultural Res. Rev. Bonds (American Museum of Natural History) Ser. B, 1.80%
                (SBPA: Credit Suisse First Boston) (Note C)                                               1.80            3,905,000
   1,300,000    NYC Cultural Res. Rev. Bonds (Museum of Broadcasting) 1.85% (LOC: KBC Bank NV) (Note C)   1.85            1,300,000
   1,600,000    NYC GO Bonds, Ser. 1993 E4, 1.95% (LOC: State Street Bank)                                1.95            1,600,000
   4,000,000    NYC GO Bonds, Ser. 1994 A6, 1.80% (LOC: Landesbank Hessen-Thueringen GZ) (Note C)         1.80            4,000,000
   2,130,000    NYC GO Bonds, Ser. 1994, 1.85% (LOC: Bayerische Landesbank GZ) (Note C)                   1.85            2,130,000
   3,000,000    NYC HDC Rev. Bonds (15th St. Proj.) 1.90%
                (LOC: Bayerische Hypo -und Vereinsbank GZ) (Note C)                                       1.90            3,000,000
   3,000,000    NYC HDC Rev. Bonds (Brittany Dev.) Ser. A, 1.90% (LIQ: Fannie Mae) (Note C)               1.90            3,000,000
   6,000,000    NYC HDC Rev. Bonds (Lyric Dev.) 1.90% (LIQ: Fannie Mae) (Note C)                          1.90            6,000,000
   1,000,000    NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 1.95% (LOC: Allied Irish Banks, PLC)
                (Note C)                                                                                  1.95            1,000,000
     700,000    NYC IDA Rev. Bonds (USA Waste Services) 1.90% (LOC: JPMorgan Chase Bank) (Note C)         1.90              700,000
   1,000,000    NYC Muni Water Fin. Auth. Rev. Bonds (Muni Trust Receipts) 1.90% (LIQ: Societe Generale)
                (Notes C, E)                                                                              1.90            1,000,000
   1,100,000    NYC Muni Water Fin. Auth. Rev. Bonds, Ser. 2001F1, 1.90%
                (LIQ: Dexia Credit Locale, S.A.) (Note C)                                                 1.90            1,100,000






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40

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

$  2,000,000    NYC Muni Water Fin. Auth. Rev. Bonds, Ser. F2, 1.85%
                (LIQ: Morgan Guaranty Trust) (Note C)                                                     1.85       $    2,000,000
   4,400,000    NYC Muni Water Fin. Auth. Rev. Bonds, Ser. 4 CP, 1.40%, due 1/10/03 (LOC: WestLB AG)      1.40            4,400,000
   1,000,000    NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 1.90%
                (LIQ: Salomon Smith Barney Holdings, Inc.) (Notes C, E)                                   1.90            1,000,000
   2,000,000    NYC Transitional Fin. Auth. Rev. Bonds Ser. A, 1.85% (LIQ: Bank One, N.A.) (Note C)       1.85            2,000,000
   1,000,000    Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS) Ser. B05, 1.89%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.89            1,000,000
   1,500,000    Port Authority of NY & NJ Rev. Bonds, Ser. 1996-5, 1.95%
                (SBPA: Bayerische Landesbank GZ) (Note C)                                                 1.95            1,500,000
     375,000    Schodack CSD GO Bonds, 2.50%, due 6/15/03 (Insured: FSA)                                  1.75              376,715
     650,000    Stillwater CSD GO Bonds, 2.50%, due 6/15/03 (Insured: FGIC)                               1.75              652,973
   2,365,000    Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.) Ser. 1987, 1.90%
                (LOC: Bank of Nova Scotia) (Note C)                                                       1.90            2,365,000
   2,700,000    Thruway Auth. Highway & Bridge Trust Rev. Bonds (CMC) 1.95% (LIQ: JPMorgan Chase Bank)
                (Notes C, E)                                                                              1.95            2,700,000
     100,000    Thruway Auth. Highway & Bridge Trust Rev. Bonds, 4.50%, due 4/1/03 (Insured: AMBAC)       1.60              101,086
     600,000    Thruway Auth. Rev. Bonds, 1.95% (LIQ: FGIC) (Note C)                                      1.95              600,000
   5,000,000    Thruway Auth. Service Contract Rev. Bonds (Eagle)
                Ser. 2000305, 1.90% (LIQ: Citibank, N.A.) (Notes C, E)                                    1.90            5,000,000
   1,700,000    Triborough Bridge & Tunnel Auth. GO RANS, Ser. 2000A, 1.95% (SBPA: Bank of New York)
                (Note C)                                                                                  1.95            1,700,000
   4,500,000    Triborough Bridge & Tunnel Auth. Rev. Bonds (Trust Receipts) Ser. N17, 1.95%
                (SBPA: Bank of New York) (Notes C, E)                                                     1.95            4,500,000
     275,000    Tully CSD GO Bonds, 4.60%, due 6/15/03 (Insured: FGIC)                                    1.45              280,296
   6,000,000    Utica City Sch. Dist BANS GO Notes, 2.88%, due 5/9/03                                     2.00            6,026,608
   1,465,000    West Seneca CSD GO Bonds, 3.00%, due 5/1/03 (Insured: FSA)                                1.70            1,474,383
                                                                                                                     --------------
                                                                                                                        135,799,694
                                                                                                                     --------------
                PUERTO RICO--8.7%
   7,000,000    Commonwealth TOC's Trust, Ser. 2001-1, 1.95% (LIQ: Bank of New York) (Notes C, E)         1.95            7,000,000
   6,000,000    Highway & Transportation Auth. Rev. Bonds (ROC) 1.85%
                (LIQ: Salomon Smith Barney Holdings, Inc.) (Notes C, E)                                   1.85            6,000,000
                                                                                                                     --------------
                                                                                                                         13,000,000
                                                                                                                     --------------
                TOTAL MUNICIPAL OBLIGATIONS (Cost $148,799,694)--99.7%                                                  148,799,694

                OTHER ASSETS AND LIABILITIES, NET--0.3%                                                                     469,910
                                                                                                                     --------------
                NET ASSETS--100.0%                                                                                   $  149,269,604
                                                                                                                     ==============



                  PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.

                        NOTES TO SCHEDULES OF INVESTMENTS
                                October 31, 2002


(A) Variable rate securities. The rates shown are the current rates on October 31, 2002. Dates shown represent the next interest reset date.

(B) These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 2002, the aggregate market value of these securities, valued at amortized cost, is $1,039,000,000, representing 12.1% of net assets of the Money Market Portfolio.

(C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On October 31, 2002, these securities amounted to $3,378,322,863, or 39.3% of net assets of the Money Market Portfolio, $151,949,506 or 22.6% of net assets of the Municipal Portfolio, $49,118,850 or 19.2% of net assets of the California Municipal Money Market Portfolio, and $36,040,000 or 24.1% of net assets of the New York Municipal Money Market Portfolio.

(F) Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

(G)  Security purchased on a when-issued basis.


                            DESCRIPTION OF ABBREVIATIONS

ABAG         Association of Bay Area Governments          IDB       Industrial Development Board
AMBAC        American Municipal Bond Assurance            IDC       Industrial Development Corporation
             Corporation                                  IDR       Industrial Development Revenue Bond
BANS         Bond Anticipation Notes                      IFA       Industrial Finance Authority
COP          Certificates of Participation                ISD       Independent School District
CP           Commercial Paper                             LIQ       Liquidity Agreement
CDA          Community Development Authority              LOC       Letter of Credit
CSD          Central School District                      MBIA      Municipal Bond Investors Assurance
DFA          Developmental Finance Authority                        Insurance Corporation
EDA          Economic Development Authority               MFA       Mortgage Finance Authority
EDC          Economic Development Corporation             MFH       Multi-Family Housing
EDR          Economic Development Revenue                 MTA       Municipal Transit Authority
EFA          Economic Finance Authority                   MTN       Medium Term Note
FGIC         Financial Guaranty Insurance Company         MUD       Municipal Urban Development
FHLB         Federal Home Loan Bank                       PCFA      Pollution Control Finance Authority
FSA          Financial Security Assurance Inc.            PCR       Pollution Control Revenue Bond
GIC          Guaranteed Investment Contract               PLC       Public Limited Company
GO           General Obligation                           RANS      Revenue Anticipation Notes
GTY          Guarantee                                    ROC       Reset Option Certificate
HDA          Housing Development Authority                SBPA      Standby Bond Purchase Agreement
HDC          Housing Development Corp.                    SD        School District
HFC          Housing Finance Commission                   SLMA      Student Loan Marketing Association
HEFA         Health & Education Facilities Authority      SFM       Single Family Mortgage
HFA          Housing Finance Authority                    TRANS     Tax Revenue Anticipation Notes
IDA          Industrial Development Authority             USD       Unified School District


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



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|  This Report has been prepared for shareholders and may be distributed   |
|    to others only if preceded or accompanied by a current prospectus.    |
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                                                                              42


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                         REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors
TD Waterhouse Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TD Waterhouse Family of Funds, Inc. (comprising, respectively, the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting TD Waterhouse Family of Funds, Inc. at October 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



                                             /s/ Ernst & Young LLP


New York, New York
December 6, 2002


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43



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